UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
 (Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)

Registrant's telephone number, including area code:  (571) 381-5500

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2009 – September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
September 30, 2009

JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 100.0%	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Home Depot Inc.	1,055	$ 28,117

CONSUMER STAPLES - 9.0%
Kraft Foods Inc. - Class A	1,116	29,308

HEALTH CARE - 18.3%
Merck & Co. Inc. (b)	930	29,403
Pfizer Inc.	1,826	30,219
		59,622
INDUSTRIALS - 37.1%
3M Co. (b)	500	36,913
Boeing Co. (b)	699	37,859
Caterpillar Inc. (b)	890	45,671
		120,443
MATERIALS - 11.0%
EI Du Pont de Nemours & Co.	1,116	35,863

TELECOMMUNICATION SERVICES - 15.9%
AT&T Inc.	989	26,701
Verizon Communications Inc.	825	24,967
		51,668

Total Common Stocks (cost $311,831)		325,021

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	596	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $596)		-

SHORT TERM INVESTMENTS - 19.8%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.11% (a) (f)	7	7

Securities Lending Collateral - 19.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	62,256	62,256
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	2,022	2,009
		64,265

Total Short Term Investments (cost $64,285)		64,272

Total Investments - 119.8% (cost $376,712)		389,293
Other Assets and Liabilities, Net - (19.8%)		(64,290)
Total Net Assets - 100%		$ 325,003

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 33.3%
Amazon.com Inc. (b) (c)	362	$ 33,775
Kohl's Corp. (b) (c)	628	35,809
Sherwin-Williams Co. (b)	512	30,784
		100,368
CONSUMER STAPLES - 8.3%
Wal-Mart Stores Inc.	510	25,016

HEALTH CARE - 11.8%
Medco Health Solutions Inc. (b) (c)	643	35,541

UTILITIES - 46.5%
Consolidated Edison Inc. (b)	672	27,504
PG&E Corp. (b)	697	28,230
Progress Energy Inc.	732	28,610
Sempra Energy (b)	576	28,668
Xcel Energy Inc. (b)	1,428	27,481
		140,493

Total Common Stocks (cost $265,322)		301,418

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	340	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $340)		-

SHORT TERM INVESTMENTS - 11.8%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.11% (a) (f)	52	52

Securities Lending Collateral - 11.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	35,537	35,537
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	193	191
		35,728

Total Short Term Investments (cost $35,782)		35,780

Total Investments - 111.7% (cost $301,444)		337,198
Other Assets and Liabilities, Net - (11.7%)		(35,335)
Total Net Assets - 100%		$ 301,863

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 15.7%
Home Depot Inc. (b)	1,093	$ 29,123
Ladbrokes Plc	9,806	29,367
Yue Yuen Industrial Holdings Ltd.	11,319	31,401
		89,891
CONSUMER STAPLES - 13.5%
Kraft Foods Inc. - Class A (b)	1,157	30,403
Tate & Lyle Plc	6,918	46,742
		77,145
ENERGY - 6.4%
PetroChina Co. Ltd.	32,450	36,679

FINANCIALS - 22.9%
Bank of China Ltd.	78,064	41,097
Man Group Plc	8,265	43,746
Sino Land Co.	25,890	46,368
		131,211
HEALTH CARE - 5.5%
Pfizer Inc. (b)	1,891	31,300

INDUSTRIALS - 10.5%
Citic Pacific Ltd.	22,823	59,928

MATERIALS - 6.5%
EI Du Pont de Nemours & Co. (b)	1,159	37,263

TELECOMMUNICATION SERVICES - 19.0%
AT&T Inc. (b)	1,031	27,837
BT Group Plc	23,101	47,994
Vodafone Group Plc	14,643	32,808
		108,639

Total Common Stocks (cost $508,103)		572,056

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	1,328	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,328)		-

SHORT TERM INVESTMENTS - 11.9%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.11% (a) (f)	17	17

Securities Lending Collateral - 11.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	65,572	65,572
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	2,792	2,774
		68,346

Total Short Term Investments (cost $68,381)		68,363

Total Investments - 111.9% (cost $577,812)		640,419
Other Assets and Liabilities, Net - (11.9%)		(68,035)
Total Net Assets - 100%		$ 572,384

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 16.3%
Comcast Corp. - Class A (b)	296	$ 5,000
DirecTV Group Inc. (c)	185	5,101
Ross Stores Inc. (b)	43	2,045
Staples Inc. (b)	190	4,418
		16,564
HEALTH CARE - 17.1%
Amgen Inc. (c)	109	6,548
Biogen Idec Inc. (c)	78	3,954
Pharmaceutical Product Development Inc. (b)	49	1,083
Teva Pharmaceutical Industries Ltd. - ADR (b)	114	5,784
		17,369
INDUSTRIALS - 3.2%
Cintas Corp. (b)	56	1,701
JB Hunt Transport Services Inc. (b)	50	1,614
		3,315
INFORMATION TECHNOLOGY - 60.8%
Altera Corp. (b)	86	1,767
Automatic Data Processing Inc. (b)	125	4,900
Broadcom Corp. - Class A (b) (c)	121	3,702
Check Point Software Technologies Ltd. (b) (c)	68	1,923
Cisco Systems Inc. (c)	394	9,278
Fiserv Inc. (c)	45	2,175
Intel Corp.	437	8,555
Intuit Inc. (b) (c)	89	2,534
Juniper Networks Inc. (b) (c)	142	3,834
Linear Technology Corp. (b)	64	1,771
Microsoft Corp.	330	8,536
Oracle Corp. (b)	356	7,417
Symantec Corp. (b) (c)	226	3,716
Xilinx Inc. (b)	79	1,845
		61,953
MATERIALS - 1.9%
Sigma-Aldrich Corp.	36	1,936

Total Common Stocks (cost $95,535)		101,137

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	130	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $130)		-

SHORT TERM INVESTMENTS - 26.3%
Mutual Funds - 1.3%
JNL Money Market Fund, 0.11% (a) (f)	1,360	1,360

Securities Lending Collateral - 25.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	22,342	22,342
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	3,081	3,061
		25,403

Total Short Term Investments (cost $26,783)		26,763

Total Investments - 125.6% (cost $122,448)		127,900
Other Assets and Liabilities, Net - (25.6%)		(26,097)
Total Net Assets - 100%		$ 101,803

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 30.6%
Apollo Group Inc. - Class A (b) (c)	361	$ 26,609
AutoZone Inc. (b) (c)	131	19,134
DeVry Inc. (b)	164	9,096
Dollar Tree Inc. (c)	208	10,126
Family Dollar Stores Inc. (b)	320	8,445
H&R Block Inc.	774	14,227
McDonald's Corp.	745	42,544
NetFlix Inc. (b) (c)	258	11,889
Panera Bread Co. - Class A (b) (c)	147	8,085
Shaw Communications Inc.	922	16,613
Tractor Supply Co. (b) (c)	212	10,273
		177,041
CONSUMER STAPLES - 10.3%
Church & Dwight Co. Inc. (b)	161	9,107
TreeHouse Foods Inc. (b) (c)	281	10,034
Wal-Mart Stores Inc.	827	40,600
		59,741
HEALTH CARE - 54.3%
Amgen Inc. (c)	803	48,362
Bristol-Myers Squibb Co.	1,994	44,903
Chemed Corp. (b)	194	8,505
DaVita Inc. (c)	237	13,434
Endo Pharmaceuticals Holdings Inc. (c)	299	6,776
Express Scripts Inc. (b) (c)	382	29,667
Haemonetics Corp. (c)	137	7,686
Johnson & Johnson (b)	775	47,170
Medco Health Solutions Inc. (b) (c)	500	27,663
OSI Pharmaceuticals Inc. (b) (c)	198	7,007
Perrigo Co. (b)	239	8,122
ResMed Inc. (b) (c)	205	9,262
Teva Pharmaceutical Industries Ltd. - ADR	1,089	55,059
		313,616
INFORMATION TECHNOLOGY - 2.6%
Mantech International Corp. - Class A (c)	143	6,748
SAIC Inc. (b) (c)	464	8,143
		14,891
MATERIALS - 1.8%
Rock-Tenn Co. - Class A (b)	226	10,628

Total Common Stocks (cost $548,086)		575,917

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	722	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $722)		-

SHORT TERM INVESTMENTS - 29.5%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.11% (a) (f)	3,292	3,292

Securities Lending Collateral - 29.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	155,235	155,235
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	12,228	12,148
		167,383

Total Short Term Investments (cost $170,755)		170,675

Total Investments - 129.1% (cost $719,563)		746,592
Other Assets and Liabilities, Net - (29.1%)		(168,512)
Total Net Assets - 100%		$ 578,080

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 100.0%
ENERGY - 3.5%
Chevron Corp.	115	$ 8,082

FINANCIALS - 27.6%
Bank of America Corp.	604	10,224
BB&T Corp. (b)	309	8,407
First Niagara Financial Group Inc.	524	6,456
Fulton Financial Corp. (b)	881	6,484
Huntington Bancshares Inc. (b)	1,105	5,205
People's United Financial Inc.	474	7,377
Regions Financial Corp. (b)	1,070	6,644
SunTrust Banks Inc.	287	6,479
Zions Bancorporation (b)	346	6,223
		63,499
HEALTH CARE - 3.4%
Pfizer Inc.	479	7,928

INDUSTRIALS - 23.5%
Briggs & Stratton Corp. (b)	484	9,385
Eaton Corp.	171	9,667
RR Donnelley & Sons Co.	623	13,255
Textron Inc. (b)	610	11,583
Timken Co.	432	10,133
		54,023
MATERIALS - 13.5%
Eastman Chemical Co.	267	14,291
MeadWestvaco Corp. (b)	758	16,915
		31,206
UTILITIES - 28.5%
AGL Resources Inc.	271	9,549
American Electric Power Co. Inc.	255	7,888
NiSource Inc.	771	10,713
Oneok Inc.	292	10,702
Pinnacle West Capital Corp. (b)	264	8,654
SCANA Corp.	239	8,341
TECO Energy Inc.	685	9,646
		65,493

Total Common Stocks (cost $255,437)		230,231

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	1,413	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,413)		-

SHORT TERM INVESTMENTS - 29.3%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.11% (a) (f)	242	242

Securities Lending Collateral - 29.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	53,132	53,132
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	14,057	13,966
		67,098

Total Short Term Investments (cost $67,431)		67,340

Total Investments - 129.3% (cost $324,281)		297,571
Other Assets and Liabilities, Net - (29.3%)		(67,389)
Total Net Assets - 100%		$ 230,182

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 11.2%
Apollo Group Inc. - Class A (b) (c)	39	$ 2,877
AutoZone Inc. (c)	21	3,139
Hasbro Inc.	103	2,845
		8,861
CONSUMER STAPLES - 12.1%
Brown-Forman Corp. - Class B	58	2,801
Clorox Co.	54	3,167
Estee Lauder Cos. Inc. (b)	97	3,583
		9,551
ENERGY - 12.6%
Chevron Corp.	40	2,847
ConocoPhillips	58	2,607
ENSCO International Inc.	105	4,483
		9,937
FINANCIALS - 11.4%
Moody's Corp. (b)	149	3,046
Plum Creek Timber Co. Inc. (b)	86	2,638
Travelers Cos. Inc.	66	3,259
		8,943
HEALTH CARE - 13.2%
Express Scripts Inc. (b) (c)	54	4,222
Forest Laboratories Inc. (c)	117	3,458
Gilead Sciences Inc. (c)	59	2,725
		10,405
INDUSTRIALS - 13.3%
Dun & Bradstreet Corp.	39	2,920
Robert Half International Inc. (b)	144	3,594
Rockwell Automation Inc. (b)	93	3,951
		10,465
INFORMATION TECHNOLOGY - 12.8%
Altera Corp. (b)	179	3,672
Lexmark International Inc. (c)	111	2,396
Microchip Technology Inc. (b)	153	4,058
		10,126
UTILITIES - 10.8%
Dominion Resources Inc.	83	2,881
Exelon Corp.	54	2,669
PPL Corp.	97	2,958
		8,508

Total Common Stocks (cost $73,446)		76,796

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	25	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25)		-

SHORT TERM INVESTMENTS - 29.7%
Mutual Funds - 4.3%
JNL Money Market Fund, 0.11% (a) (f)	3,339	3,339

Securities Lending Collateral - 25.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	20,010	20,010

Total Short Term Investments (cost $23,349)		23,349

Total Investments - 127.1% (cost $96,820)		100,145
Other Assets and Liabilities, Net - (27.1%)		(21,326)
Total Net Assets - 100%		$ 78,819

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 37.2%
Black & Decker Corp. (b)	313	$ 14,496
Foot Locker Inc. (b)	948	11,326
Limited Brands Inc.	1,137	19,315
Mattel Inc.	857	15,828
Regal Entertainment Group - Class A	737	9,081
Starwood Hotels & Resorts Worldwide Inc. (b)	777	25,662
Tupperware Brands Corp.	582	23,239
Whirlpool Corp. (b)	333	23,326
		142,273
CONSUMER STAPLES - 12.3%
Herbalife Ltd.	660	21,616
Lorillard Inc.	160	11,855
Philip Morris International Inc.	278	13,553
		47,024
HEALTH CARE - 5.2%
Bristol-Myers Squibb Co.	451	10,158
Eli Lilly & Co. (b)	296	9,771
		19,929
INDUSTRIALS - 17.6%
Briggs & Stratton Corp. (b)	597	11,584
Eaton Corp.	268	15,177
GATX Corp. (b)	487	13,613
Koninklijke Philips Electronics NV - NYS	665	16,198
Pitney Bowes Inc.	423	10,524
		67,096
INFORMATION TECHNOLOGY - 5.2%
Tyco Electronics Ltd. (b)	896	19,960

MATERIALS - 16.2%
Eastman Chemical Co.	369	19,764
Olin Corp.	690	12,037
PPG Industries Inc.	268	15,597
RPM International Inc.	777	14,375
		61,773
TELECOMMUNICATION SERVICES - 6.3%
BCE Inc. (b)	495	12,210
TELUS Corp.	374	11,640
		23,850

Total Common Stocks (cost $285,562)		381,905

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	1,744	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,744)		-

SHORT TERM INVESTMENTS - 23.9%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.11% (a) (f)	156	156

Securities Lending Collateral - 23.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	87,486	87,486
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	3,755	3,731
		91,217

Total Short Term Investments (cost $91,397)		91,373

Total Investments - 123.9% (cost $378,703)		473,278
Other Assets and Liabilities, Net - (23.9%)		(91,315)
Total Net Assets - 100%		$ 381,963

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 17.8%
Buffalo Wild Wings Inc. (b) (c)	84	$ 3,491
California Pizza Kitchen Inc. (b) (c)	112	1,743
Cato Corp. - Class A (b)	130	2,637
Coinstar Inc. (b) (c)	140	4,633
Conn's Inc. (b) (c)	106	1,199
Fred's Inc.	188	2,394
Fuel Systems Solutions Inc. (b) (c)	76	2,732
Hibbett Sports Inc. (b) (c)	135	2,455
Jo-Ann Stores Inc. (b) (c)	122	3,278
Jos. A. Bank Clothiers Inc. (b) (c)	86	3,846
Lincoln Educational Services Corp. (b) (c)	122	2,790
Lumber Liquidators Inc. (b) (c)	127	2,749
Monro Muffler Brake Inc.	90	2,873
National Presto Industries Inc.	32	2,772
NutriSystem Inc. (b)	143	2,175
Papa John's International Inc. (c)	131	3,221
Peets Coffee & Tea Inc. (c)	61	1,712
PetMed Express Inc. (b)	109	2,051
Steven Madden Ltd. (c)	83	3,073
Sturm Ruger & Co. Inc. (b)	88	1,143
Wet Seal Inc. (c)	451	1,705
		54,672
CONSUMER STAPLES - 6.5%
Diamond Foods Inc.	77	2,430
J&J Snack Foods Corp.	86	3,714
Lance Inc.	149	3,857
TreeHouse Foods Inc. (b) (c)	148	5,296
United Natural Foods Inc. (b) (c)	202	4,840
		20,137
ENERGY - 5.6%
Alon USA Energy Inc.	219	2,174
Goodrich Petroleum Corp. (b) (c)	177	4,578
USEC Inc. (b) (c)	526	2,466
VAALCO Energy Inc.	272	1,250
World Fuel Services Corp. (b)	138	6,642
		17,110
FINANCIALS - 14.3%
Amerisafe Inc. (c)	90	1,552
Bank of the Ozarks Inc.	78	2,081
CNA Surety Corp. (c)	208	3,367
Financial Federal Corp.	121	2,984
First Cash Financial Services Inc. (c)	136	2,336
First Financial Bankshares Inc. (b)	98	4,842
Getty Realty Corp. (b)	115	2,832
Home Bancshares Inc.	94	2,071
IberiaBank Corp.	74	3,391
Investors Real Estate Trust	278	2,509
Life Partners Holdings Inc. (b)	70	1,259
NBT Bancorp Inc.	160	3,603
Signature Bank (c)	166	4,806
SWS Group Inc.	128	1,849
Teton Advisors Inc. (c) (e)	1	-
Tower Group Inc.	189	4,612
		44,094
HEALTH CARE - 14.2%
athenahealth Inc. (b) (c)	157	6,036
Cantel Medical Corp. (b) (c)	77	1,154
Centene Corp. (b) (c)	204	3,855
Computer Programs & Systems Inc.	51	2,097
Genoptix Inc. (b) (c)	78	2,715
Greatbatch Inc. (c)	107	2,415
Hanger Orthopedic Group Inc. (c)	146	2,029
HMS Holdings Corp. (b) (c)	121	4,612
ICU Medical Inc. (b) (c)	69	2,531
IPC The Hospitalist Co. Inc. (b) (c)	76	2,376
Landauer Inc.	43	2,391
LHC Group Inc. (b) (c)	86	2,570
Luminex Corp. (c)	196	3,329
Odyssey HealthCare Inc. (c)	154	1,922
Questcor Pharmaceuticals Inc. (c)	308	1,701
RehabCare Group Inc. (c)	86	1,862
		43,595
INDUSTRIALS - 13.3%
AAON Inc.	80	1,612
AeroVironment Inc. (c)	100	2,812
Allegiant Travel Co. (b) (c)	95	3,628
American Science & Engineering Inc.	43	2,903
Beacon Roofing Supply Inc. (c)	210	3,362
Cubic Corp.	126	4,970
Encore Wire Corp.	108	2,413
ESCO Technologies Inc. (c)	123	4,855
ICF International Inc. (c)	72	2,182
Marten Transport Ltd. (c)	102	1,736
MasTec Inc. (c)	356	4,324
Orion Marine Group Inc. (c)	101	2,074
Sykes Enterprises Inc. (c)	193	4,016
		40,887
INFORMATION TECHNOLOGY - 18.3%
AsiaInfo Holdings Inc. (b) (c)	205	4,091
Blackboard Inc. (b) (c)	148	5,579
CSG Systems International Inc. (c)	165	2,644
CyberSource Corp. (b) (c)	325	5,412
DG FastChannel Inc. (b) (c)	99	2,081
Ebix Inc. (c)	48	2,637
EPIQ Systems Inc. (c)	166	2,414
InterDigital Inc. (c)	205	4,749
MAXIMUS Inc.	82	3,827
NCI Inc. (c)	38	1,093
NetLogic Microsystems Inc. (c)	103	4,638
Semtech Corp. (b) (c)	288	4,892
Synaptics Inc. (b) (c)	160	4,023
Tyler Technologies Inc. (b) (c)	164	2,801
Ultratech Inc. (b) (c)	112	1,479
ViaSat Inc. (b) (c)	145	3,858
		56,218
MATERIALS - 2.0%
Balchem Corp.	86	2,264
Calgon Carbon Corp. (b) (c)	257	3,808
		6,072
TELECOMMUNICATION SERVICES - 2.0%
Cbeyond Inc. (b) (c)	133	2,138
Centennial Communications Corp. (b) (c)	513	4,092
		6,230
UTILITIES - 5.6%
American States Water Co. (b)	80	2,912
California Water Service Group	97	3,771
CH Energy Group Inc.	74	3,272
Laclede Group Inc.	103	3,323
MGE Energy Inc. (b)	108	3,929
		17,207

Total Common Stocks (cost $267,432)		306,222

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	2,260	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,260)		-

SHORT TERM INVESTMENTS - 29.1%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.11% (a) (f)	1,830	1,830

Securities Lending Collateral - 28.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	59,062	59,062
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	28,980	28,792
		87,854

Total Short Term Investments (cost $89,872)		89,684

Total Investments - 128.7% (cost $359,564)		395,906
Other Assets and Liabilities, Net - (28.7%)		(88,393)
Total Net Assets - 100%		$ 307,513

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 19.6%
AutoZone Inc. (c)	438	$ 64,070
Buffalo Wild Wings Inc. (b) (c)	168	7,011
Fred's Inc. (b)	379	4,825
GKN Plc (c)	29,214	53,084
H&R Block Inc.	2,695	49,531
HOT Topic Inc. (b) (c)	426	3,194
International Game Technology	2,061	44,260
ITV Plc	71,554	50,511
Jo-Ann Stores Inc. (b) (c)	245	6,564
Ladbrokes Plc	15,382	46,069
Leggett & Platt Inc. (b)	1,607	31,181
Limited Brands Inc. (b)	2,439	41,441
Macy's Inc. (b)	2,366	43,268
Mattel Inc. (b)	1,534	28,316
Monro Muffler Brake Inc.	172	5,482
National Presto Industries Inc. (b)	64	5,577
Nordstrom Inc. (b)	1,841	56,219
PetMed Express Inc. (b)	222	4,191
Rent-A-Center Inc. (c)	623	11,759
Sherwin-Williams Co.	1,026	61,748
Starwood Hotels & Resorts Worldwide Inc. (b)	1,368	45,198
Steven Madden Ltd. (c)	169	6,229
Wet Seal Inc. (b) (c)	922	3,485
		673,213
CONSUMER STAPLES - 10.4%
Cal-Maine Foods Inc. (b)	202	5,405
Diamond Foods Inc. (b)	154	4,871
General Mills Inc.	1,008	64,892
J&J Snack Foods Corp. (b)	173	7,454
Kraft Foods Inc. - Class A	2,283	59,968
Kroger Co.	2,318	47,853
Lance Inc. (b)	304	7,861
Lorillard Inc.	434	32,278
Nash Finch Co. (b)	118	3,223
Philip Morris International Inc. (b)	562	27,414
Prestige Brands Holdings Inc. (c)	477	3,360
Spartan Stores Inc. (b)	210	2,963
SUPERVALU Inc. (b)	1,682	25,331
TreeHouse Foods Inc. (b) (c)	299	10,648
Wal-Mart Stores Inc.	1,094	53,686
		357,207
ENERGY - 2.2%
Clayton Williams Energy Inc. (c)	115	3,454
Spectra Energy Corp.	1,554	29,433
Teekay Corp. (b)	1,249	27,316
VAALCO Energy Inc.	549	2,526
World Fuel Services Corp. (b)	273	13,111
		75,840
FINANCIALS - 15.5%
Altisource Portfolio Solutions SA (c)	198	2,858
Amerisafe Inc. (b) (c)	179	3,080
BancFirst Corp. (b)	141	5,213
Bank Mutual Corp. (b)	440	3,889
Bank of America Corp.	7,243	122,555
Bank of the Ozarks Inc. (b)	158	4,182
Berkshire Hills Bancorp Inc. (b)	112	2,450
BOC Hong Kong Holdings Ltd. (b)	36,068	79,116
Brookline Bancorp Inc. (b)	553	5,372
Chemical Financial Corp. (b)	229	4,985
Community Bank System Inc. (b)	304	5,552
Community Trust Bancorp Inc.	140	3,676
CVB Financial Corp. (b)	778	5,907
EZCORP Inc. - Class A (b) (c)	380	5,196
Financial Federal Corp. (b)	249	6,154
First Bancorp Inc. Puerto Rico (b)	885	2,700
First Cash Financial Services Inc. (c)	276	4,729
First Commonwealth Financial Corp.	786	4,463
Home Bancshares Inc.	186	4,083
IberiaBank Corp. (b)	146	6,663
Investors Real Estate Trust (b)	567	5,126
JPMorgan Chase & Co.	1,943	85,158
Life Partners Holdings Inc. (b)	145	2,602
NBT Bancorp Inc. (b)	315	7,090
Nelnet Inc. - Class A (b) (c)	358	4,452
New World Development Ltd.	40,210	86,542
Ocwen Financial Corp. (b) (c)	594	6,721
Old National Bancorp (b)	622	6,966
Pinnacle Financial Partners Inc. (b) (c)	230	2,921
Republic Bancorp Inc. - Class A (b)	167	3,329
S&T Bancorp Inc. (b)	268	3,467
San Juan Basin Royalty Trust	794	14,348
Stifel Financial Corp. (b) (c)	240	13,158
SWS Group Inc. (b)	260	3,739
WesBanco Inc. (b)	257	3,975
		532,417
HEALTH CARE - 9.6%
Bristol-Myers Squibb Co.	1,051	23,672
Computer Programs & Systems Inc. (b)	102	4,232
Conmed Corp. (b) (c)	274	5,257
CryoLife Inc. (b) (c)	248	1,980
Eli Lilly & Co. (b)	608	20,069
Gentiva Health Services Inc. (b) (c)	273	6,828
Greatbatch Inc. (b) (c)	215	4,825
Hanger Orthopedic Group Inc. (c)	291	4,039
HealthSpring Inc. (b) (c)	552	6,764
Landauer Inc. (b)	89	4,891
LHC Group Inc. (b) (c)	173	5,187
Martek Biosciences Corp. (b) (c)	314	7,089
Merck & Co. Inc. (b)	2,016	63,773
Merit Medical Systems Inc. (b) (c)	275	4,765
Pfizer Inc. (b)	5,770	95,489
Quest Diagnostics Inc. (b)	1,180	61,568
Questcor Pharmaceuticals Inc. (b) (c)	621	3,428
ViroPharma Inc. (c)	736	7,081
		330,937
INDUSTRIALS - 18.9%
AAON Inc. (b)	155	3,120
AeroVironment Inc. (c)	200	5,608
American Science & Engineering Inc.	83	5,631
Applied Signal Technology Inc.	122	2,830
Arkansas Best Corp. (b)	242	7,238
Avery Dennison Corp.	745	26,845
Beacon Roofing Supply Inc. (c)	420	6,713
Cathay Pacific Airways Ltd. (b) (c)	36,352	57,412
CH Robinson Worldwide Inc. (b)	1,112	64,231
Citic Pacific Ltd.	37,733	99,078
COSCO Pacific Ltd.	39,942	57,310
Encore Wire Corp. (b)	224	5,010
ESCO Technologies Inc. (b) (c)	242	9,532
Exponent Inc. (b) (c)	134	3,786
Force Protection Inc. (c)	655	3,574
General Electric Co. (b)	6,309	103,588
Genesee & Wyoming Inc. - Class A (b) (c)	301	9,137
Hawaiian Holdings Inc. (b) (c)	461	3,806
ICF International Inc. (b) (c)	147	4,454
Marten Transport Ltd. (c)	210	3,588
MasTec Inc. (c)	643	7,810
Navigant Consulting Inc. (b) (c)	457	6,170
Old Dominion Freight Line Inc. (c)	349	10,615
Pitney Bowes Inc. (b)	960	23,854
Standex International Corp. (b)	109	2,169
Stanley Inc. (b) (c)	221	5,692
Sykes Enterprises Inc. (b) (c)	391	8,131
Textron Inc. (b)	1,764	33,483
Waste Management Inc. (b)	1,850	55,174
Watsco Inc. (b)	228	12,268
		647,857
INFORMATION TECHNOLOGY - 5.0%
AsiaInfo Holdings Inc. (b) (c)	437	8,724
CSG Systems International Inc. (b) (c)	341	5,461
EPIQ Systems Inc. (c)	343	4,973
Forrester Research Inc. (b) (c)	218	5,801
InterDigital Inc. (b) (c)	401	9,293
Logica Plc	41,192	85,647
Motorola Inc.	5,514	47,365
NCI Inc. (b) (c)	77	2,198
S1 Corp. (c)	486	3,002
		172,464
MATERIALS - 11.5%
Alcoa Inc. (b)	9,056	118,821
Balchem Corp. (b)	172	4,518
Eastman Chemical Co.	772	41,331
EI Du Pont de Nemours & Co.	4,033	129,633
Olin Corp. (b)	1,346	23,473
PPG Industries Inc. (b)	580	33,756
RPM International Inc.	1,849	34,191
Stepan Co. (b)	91	5,472
Zep Inc. (b)	210	3,411
		394,606
TELECOMMUNICATION SERVICES - 6.3%
AT&T Inc.	2,151	58,085
BCE Inc. (b)	1,189	29,342
BT Group Plc	21,004	43,637
Shenandoah Telecommunications Co. (b)	226	4,051
TELUS Corp.	858	26,661
Verizon Communications Inc. (b)	1,807	54,710
		216,486
UTILITIES - 0.9%
California Water Service Group (b)	195	7,601
CH Energy Group Inc. (b)	146	6,486
Laclede Group Inc.	209	6,735
South Jersey Industries Inc. (b)	280	9,900
		30,722

Total Common Stocks (cost $3,563,087)		3,431,749

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	13,809	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,809)		-

SHORT TERM INVESTMENTS - 18.9%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.11% (a) (f)	1,071	1,071

Securities Lending Collateral - 18.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	433,077	433,077
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	218,845	217,423
		650,500

Total Short Term Investments (cost $652,993)		651,571

Total Investments - 118.8% (cost $4,229,889)		4,083,320
Other Assets and Liabilities, Net - (18.8%)		(647,460)
Total Net Assets - 100%		$3,435,860

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 12.3%
Apollo Group Inc. - Class A (b) (c)	47	$ 3,440
AutoZone Inc. (c)	21	3,134
Buffalo Wild Wings Inc. (b) (c)	12	507
Comcast Corp. - Class A (b)	208	3,518
Daimler AG	61	3,073
DeVry Inc. (b)	10	541
DirecTV Group Inc. (c)	106	2,918
Dollar Tree Inc. (c)	12	604
Family Dollar Stores Inc. (b)	19	502
Fred's Inc. (b)	27	349
H&R Block Inc.	45	828
Hasbro Inc. (b)	66	1,826
HOT Topic Inc. (b) (c)	29	218
Jo-Ann Stores Inc. (b) (c)	18	487
McDonald's Corp.	73	4,194
Monro Muffler Brake Inc.	13	402
National Presto Industries Inc.	5	421
NetFlix Inc. (b) (c)	15	711
Panera Bread Co. - Class A (b) (c)	8	466
PetMed Express Inc. (b)	17	317
Renault SA (c)	88	4,099
Rent-A-Center Inc. (c)	47	880
Ross Stores Inc.	15	734
Shaw Communications Inc.	55	988
Staples Inc. (b)	72	1,667
Steven Madden Ltd. (c)	13	472
Tractor Supply Co. (c)	13	632
Wet Seal Inc. (b) (c)	66	249
		38,177
CONSUMER STAPLES - 6.2%
Anheuser-Busch InBev NV	98	4,498
Brown-Forman Corp. - Class B	37	1,799
Cal-Maine Foods Inc.	15	389
Church & Dwight Co. Inc.	10	548
Clorox Co.	34	2,029
Diamond Foods Inc. (b)	11	349
Estee Lauder Cos. Inc. (b)	61	2,267
J&J Snack Foods Corp. (b)	13	560
Lance Inc. (b)	22	577
Nash Finch Co. (b)	9	240
Prestige Brands Holdings Inc. (c)	34	240
Spartan Stores Inc. (b)	15	211
TreeHouse Foods Inc. (c)	39	1,376
Wal-Mart Stores Inc.	81	3,999
		19,082
ENERGY - 4.9%
Chevron Corp.	51	3,557
Clayton Williams Energy Inc. (c)	8	244
ConocoPhillips	36	1,640
ENI SpA	98	2,440
ENSCO International Inc. (b)	67	2,841
StatoilHydro ASA	139	3,137
VAALCO Energy Inc.	40	183
World Fuel Services Corp. (b)	20	984
		15,026
FINANCIALS - 18.5%
Altisource Portfolio Solutions SA (c)	15	213
Amerisafe Inc. (b) (c)	13	221
AXA SA	104	2,815
BancFirst Corp.	10	379
Banco Bilbao Vizcaya Argentaria SA	191	3,398
Banco Santander SA	244	3,921
Bank Mutual Corp. (b)	35	306
Bank of America Corp.	130	2,206
Bank of the Ozarks Inc. (b)	11	298
BB&T Corp. (b)	66	1,795
Berkshire Hills Bancorp Inc.	8	182
BNP Paribas	54	4,336
Brookline Bancorp Inc.	40	389
Chemical Financial Corp. (b)	17	361
Community Bank System Inc. (b)	22	403
Community Trust Bancorp Inc. (b)	10	266
CVB Financial Corp. (b)	59	451
Deutsche Bank AG	59	4,490
EZCORP Inc. - Class A (c)	29	395
Financial Federal Corp. (b)	18	437
First Bancorp Inc. Puerto Rico (b)	62	189
First Cash Financial Services Inc. (c)	20	349
First Commonwealth Financial Corp.	56	319
First Niagara Financial Group Inc.	112	1,380
Fulton Financial Corp. (b)	188	1,386
Home Bancshares Inc.	13	292
Huntington Bancshares Inc. (b)	237	1,119
IberiaBank Corp.	11	483
Investors Real Estate Trust (b)	40	359
Life Partners Holdings Inc. (b)	10	180
Moody's Corp. (b)	94	1,921
NBT Bancorp Inc. (b)	23	517
Nelnet Inc. - Class A (b) (c)	27	338
Nordea Bank AB	331	3,332
Ocwen Financial Corp. (b) (c)	44	502
Old National Bancorp (b)	45	504
People's United Financial Inc. (b)	101	1,576
Pinnacle Financial Partners Inc. (b) (c)	17	210
Plum Creek Timber Co. Inc. (b)	54	1,665
Regions Financial Corp. (b)	229	1,420
Republic Bancorp Inc. - Class A (b)	12	245
S&T Bancorp Inc. (b)	19	251
Sampo Oyj	123	3,094
Skandinaviska Enskilda Banken AB (c)	295	1,988
Stifel Financial Corp. (c)	18	989
SunTrust Banks Inc. (b)	62	1,387
SWS Group Inc. (b)	20	286
Travelers Cos. Inc.	42	2,059
WesBanco Inc. (b)	18	277
Zions Bancorporation (b)	74	1,333
		57,212
HEALTH CARE - 17.1%
Amgen Inc. (c)	158	9,498
Biogen Idec Inc. (c)	29	1,483
Bristol-Myers Squibb Co.	195	4,394
Chemed Corp.	12	512
Computer Programs & Systems Inc. (b)	7	304
Conmed Corp. (b) (c)	20	385
CryoLife Inc. (b) (c)	20	161
DaVita Inc. (c)	14	793
Endo Pharmaceuticals Holdings Inc. (c)	18	405
Express Scripts Inc. (b) (c)	68	5,254
Forest Laboratories Inc. (c)	74	2,183
Gentiva Health Services Inc. (b) (c)	20	495
Gilead Sciences Inc. (c)	38	1,751
Greatbatch Inc. (b) (c)	17	372
Haemonetics Corp. (c)	8	429
Hanger Orthopedic Group Inc. (c)	22	308
HealthSpring Inc. (c)	41	506
Johnson & Johnson	76	4,656
Landauer Inc. (b)	7	360
LHC Group Inc. (b) (c)	13	394
Martek Biosciences Corp. (b) (c)	23	527
Medco Health Solutions Inc. (c)	67	3,719
Merit Medical Systems Inc. (b) (c)	19	326
OSI Pharmaceuticals Inc. (b) (c)	11	405
Perrigo Co. (b)	14	475
Pfizer Inc.	102	1,688
Pharmaceutical Product Development Inc.	15	340
Questcor Pharmaceuticals Inc. (c)	44	245
ResMed Inc. (b) (c)	12	533
Teva Pharmaceutical Industries Ltd. - ADR	190	9,603
ViroPharma Inc. (c)	55	529
		53,033
INDUSTRIALS - 11.4%
AAON Inc. (b)	11	229
AeroVironment Inc. (c)	15	422
American Science & Engineering Inc.	6	435
Applied Signal Technology Inc.	9	204
Arkansas Best Corp. (b)	18	524
Beacon Roofing Supply Inc. (c)	31	494
Briggs & Stratton Corp. (b)	103	1,990
Cintas Corp. (b)	20	619
Deutsche Post AG	138	2,593
Dun & Bradstreet Corp.	24	1,833
Eaton Corp.	36	2,060
Encore Wire Corp.	16	353
ESCO Technologies Inc. (b) (c)	18	707
Exponent Inc. (b) (c)	9	258
Force Protection Inc. (c)	47	258
Genesee & Wyoming Inc. - Class A (c)	23	683
Hawaiian Holdings Inc. (c)	35	291
ICF International Inc. (b) (c)	10	302
JB Hunt Transport Services Inc. (b)	17	542
Marten Transport Ltd. (c)	15	248
MasTec Inc. (c)	46	564
Navigant Consulting Inc. (b) (c)	33	448
Old Dominion Freight Line Inc. (c)	25	774
Robert Half International Inc. (b)	92	2,302
Rockwell Automation Inc. (b)	59	2,521
RR Donnelley & Sons Co.	134	2,846
Sandvik AB	366	4,043
Standex International Corp.	9	180
Stanley Inc. (c)	16	406
Sykes Enterprises Inc. (c)	29	609
Textron Inc. (b)	130	2,476
Timken Co.	92	2,164
Watsco Inc. (b)	17	928
		35,306
INFORMATION TECHNOLOGY - 14.5%
Altera Corp.	143	2,927
AsiaInfo Holdings Inc. (b) (c)	33	667
Automatic Data Processing Inc. (b)	51	2,014
Broadcom Corp. - Class A (b) (c)	45	1,384
Check Point Software Technologies Ltd. (b) (c)	24	687
Cisco Systems Inc. (c)	280	6,583
CSG Systems International Inc. (c)	24	391
EPIQ Systems Inc. (c)	24	355
Fiserv Inc. (c)	16	763
Forrester Research Inc. (b) (c)	16	422
Intel Corp.	311	6,090
InterDigital Inc. (c)	31	725
Intuit Inc. (b) (c)	33	933
Juniper Networks Inc. (b) (c)	53	1,439
Lexmark International Inc. (b) (c)	70	1,513
Linear Technology Corp. (b)	23	624
Mantech International Corp. - Class A (c)	9	406
Microchip Technology Inc. (b)	97	2,559
Microsoft Corp.	233	6,033
NCI Inc. (b) (c)	6	161
Oracle Corp.	256	5,327
S1 Corp. (c)	37	227
SAIC Inc. (c)	28	493
Symantec Corp. (c)	85	1,393
Xilinx Inc.	28	658
		44,774
MATERIALS - 3.9%
Balchem Corp.	13	336
BASF SE	59	3,145
Eastman Chemical Co.	58	3,089
MeadWestvaco Corp. (b)	164	3,649
Rock-Tenn Co. - Class A	13	618
Sigma-Aldrich Corp.	13	678
Stepan Co.	7	402
Zep Inc.	15	237
		12,154
TELECOMMUNICATION SERVICES - 2.0%
Portugal Telecom SGPS SA	269	2,851
Shenandoah Telecommunications Co. (b)	16	292
TeliaSonera AB	459	3,018
		6,161
UTILITIES - 8.6%
AGL Resources Inc.	58	2,040
American Electric Power Co. Inc.	54	1,681
California Water Service Group	14	552
CH Energy Group Inc. (b)	11	471
Dominion Resources Inc.	54	1,849
Enel SpA	362	2,296
Exelon Corp.	35	1,715
Fortum Oyj	107	2,741
Laclede Group Inc.	15	491
NiSource Inc.	165	2,288
Oneok Inc.	62	2,272
Pinnacle West Capital Corp.	57	1,856
PPL Corp.	62	1,873
SCANA Corp. (b)	52	1,804
South Jersey Industries Inc. (b)	20	719
TECO Energy Inc.	147	2,065
		26,713

Total Common Stocks (cost $291,060)		307,638

RIGHTS - 0.0%
BNP Paribas (c)	54	118
Fortis - Rights (c) (e)	140	-

Total Rights (cost $0)		118

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	934	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $934)		-

SHORT TERM INVESTMENTS - 19.9%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.11% (a) (f)	1,951	1,951

Securities Lending Collateral - 19.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	44,654	44,654
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	15,020	14,922
		59,576

Total Short Term Investments (cost $61,625)		61,527

Total Investments - 119.3% (cost $353,619)		369,283
Other Assets and Liabilities, Net - (19.3%)		(59,851)
Total Net Assets - 100%		$ 309,432

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 19.0%
Apollo Group Inc. - Class A (b) (c)	39	$ 2,878
AutoZone Inc. (c)	14	2,085
Comcast Corp. - Class A (b)	380	6,411
Daimler AG (b)	107	5,411
DeVry Inc. (b)	18	992
DirecTV Group Inc. (c)	194	5,340
Dollar Tree Inc. (c)	22	1,050
Family Dollar Stores Inc. (b)	34	902
GKN Plc (c)	2,217	4,028
H&R Block Inc.	84	1,552
International Game Technology	134	2,873
ITV Plc	5,370	3,791
Ladbrokes Plc	1,159	3,472
Leggett & Platt Inc. (b)	104	2,026
Limited Brands Inc.	159	2,696
Macy's Inc. (b)	152	2,785
Mattel Inc.	98	1,812
McDonald's Corp.	134	7,622
NetFlix Inc. (b) (c)	27	1,251
Nordstrom Inc. (b)	119	3,628
Panera Bread Co. - Class A (b) (c)	16	864
Renault SA (c)	154	7,167
Ross Stores Inc. (b)	28	1,333
Shaw Communications Inc.	98	1,773
Staples Inc. (b)	130	3,016
Starwood Hotels & Resorts Worldwide Inc. (b)	89	2,938
Tractor Supply Co. (b) (c)	23	1,097
		80,793
CONSUMER STAPLES - 5.4%
Anheuser-Busch InBev NV	173	7,902
Church & Dwight Co. Inc. (b)	18	995
Lorillard Inc.	28	2,105
Philip Morris International Inc.	37	1,783
SUPERVALU Inc.	110	1,657
TreeHouse Foods Inc. (b) (c)	30	1,080
Wal-Mart Stores Inc.	148	7,274
		22,796
ENERGY - 3.2%
ENI SpA	171	4,281
Spectra Energy Corp. (b)	100	1,897
StatoilHydro ASA	243	5,470
Teekay Corp. (b)	80	1,752
		13,400
FINANCIALS - 15.3%
AXA SA	179	4,848
Banco Bilbao Vizcaya Argentaria SA (b)	337	5,979
Banco Santander SA	423	6,806
Bank of America Corp.	219	3,710
BNP Paribas (b)	94	7,525
BOC Hong Kong Holdings Ltd.	2,714	5,954
Deutsche Bank AG (b)	103	7,902
New World Development Ltd.	3,030	6,521
Nordea Bank AB (b)	574	5,778
Sampo Oyj (b)	217	5,463
San Juan Basin Royalty Trust	51	925
Skandinaviska Enskilda Banken AB (c)	518	3,491
		64,902
HEALTH CARE - 18.5%
Amgen Inc. (c)	287	17,289
Biogen Idec Inc. (b) (c)	53	2,695
Bristol-Myers Squibb Co.	426	9,583
Chemed Corp. (b)	21	906
DaVita Inc. (c)	26	1,459
Eli Lilly & Co. (b)	39	1,284
Endo Pharmaceuticals Holdings Inc. (c)	33	749
Express Scripts Inc. (b) (c)	61	4,730
Haemonetics Corp. (c)	15	814
Johnson & Johnson	139	8,452
Medco Health Solutions Inc. (b) (c)	122	6,740
OSI Pharmaceuticals Inc. (b) (c)	21	733
Perrigo Co. (b)	25	865
Pfizer Inc.	173	2,865
Pharmaceutical Product Development Inc. (b)	29	647
ResMed Inc. (b) (c)	22	991
Teva Pharmaceutical Industries Ltd. - ADR	346	17,479
		78,281
INDUSTRIALS - 9.0%
Avery Dennison Corp.	49	1,776
Cathay Pacific Airways Ltd. (c)	2,722	4,300
Cintas Corp. (b)	35	1,074
Citic Pacific Ltd.	2,851	7,487
COSCO Pacific Ltd.	3,027	4,343
Deutsche Post AG (b)	240	4,496
General Electric Co.	192	3,146
JB Hunt Transport Services Inc. (b)	31	1,004
Pitney Bowes Inc.	61	1,518
Sandvik AB (b)	638	7,049
Textron Inc. (b)	113	2,145
		38,338
INFORMATION TECHNOLOGY - 17.4%
Altera Corp. (b)	53	1,096
Automatic Data Processing Inc. (b)	93	3,656
Broadcom Corp. - Class A (b) (c)	81	2,494
Check Point Software Technologies Ltd. (c)	43	1,205
Cisco Systems Inc. (c)	509	11,979
Fiserv Inc. (c)	29	1,392
Intel Corp.	566	11,071
Intuit Inc. (b) (c)	58	1,666
Juniper Networks Inc. (b) (c)	98	2,642
Linear Technology Corp. (b)	40	1,103
Logica Plc	3,110	6,467
Mantech International Corp. - Class A (c)	16	736
Microsoft Corp.	427	11,047
Motorola Inc.	361	3,097
Oracle Corp.	468	9,752
SAIC Inc. (c)	49	868
Symantec Corp. (c)	154	2,540
Xilinx Inc.	51	1,185
		73,996
MATERIALS - 5.6%
Alcoa Inc.	274	3,595
BASF SE	103	5,482
Eastman Chemical Co. (b)	50	2,678
EI Du Pont de Nemours & Co.	122	3,929
Olin Corp. (b)	89	1,544
PPG Industries Inc. (b)	37	2,156
Rock-Tenn Co. - Class A (b)	24	1,130
RPM International Inc.	119	2,192
Sigma-Aldrich Corp. (b)	23	1,236
		23,942
TELECOMMUNICATION SERVICES - 4.1%
BCE Inc.	76	1,887
BT Group Plc	1,588	3,298
Portugal Telecom SGPS SA	473	5,011
TeliaSonera AB (b)	812	5,332
TELUS Corp.	56	1,739
		17,267
UTILITIES - 2.1%
Enel SpA	636	4,040
Fortum Oyj (b)	189	4,839
		8,879

Total Common Stocks (cost $386,172)		422,594

RIGHTS - 0.0%
BNP Paribas (c)	94	204
Fortis - Rights (c) (e)	270	-

Total Rights (cost $0)		204

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	591	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $591)		-

SHORT TERM INVESTMENTS - 19.7%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.11% (a) (f)	1,515	1,515

Securities Lending Collateral - 19.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	72,647	72,647
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	9,243	9,183
		81,830

Total Short Term Investments (cost $83,405)		83,345

Total Investments - 119.3% (cost $470,168)		506,143
Other Assets and Liabilities, Net - (19.3%)		(81,898)
Total Net Assets - 100%		$ 424,245

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 29.6%
Barnes & Noble Inc. (b)	145	$ 3,220
Boyd Gaming Corp. (b) (c)	459	5,020
Cabela's Inc. - Class A (b) (c)	187	2,489
Charlotte Russe Holding Inc. (c)	161	2,822
Christopher & Banks Corp. (b)	195	1,317
Collective Brands Inc. (b) (c)	185	3,214
Foot Locker Inc. (b)	296	3,540
Genesco Inc. (c)	64	1,550
HSN Inc. (b) (c)	150	2,435
Jo-Ann Stores Inc. (b) (c)	70	1,874
Landry's Restaurants Inc. (b) (c)	93	974
Meritage Homes Corp. (c)	89	1,805
OfficeMax Inc. (b) (c)	142	1,782
Pinnacle Entertainment Inc. (c)	142	1,446
Regis Corp.	150	2,320
Scholastic Corp. (b)	160	3,894
Ticketmaster Entertainment Inc. (c)	170	1,982
Tween Brands Inc. (c)	250	2,100
		43,784
CONSUMER STAPLES - 1.1%
Great Atlantic & Pacific Tea Co. (b) (c)	174	1,548

ENERGY - 19.6%
Basic Energy Services Inc. (b) (c)	84	712
Bill Barrett Corp. (b) (c)	103	3,375
Cimarex Energy Co.	81	3,517
Exterran Holdings Inc. (b) (c)	102	2,424
Newfield Exploration Co. (c)	110	4,682
Overseas Shipholding Group Inc.	52	1,933
Patterson-UTI Energy Inc. (b)	189	2,854
Plains Exploration & Production Co. (b) (c)	94	2,588
Southern Union Co. (b)	167	3,465
Unit Corp. (c)	81	3,357
		28,907
FINANCIALS - 9.6%
AmeriCredit Corp. (b) (c)	284	4,491
Central Pacific Financial Corp. (b)	105	264
Delphi Financial Group Inc.	58	1,322
Hospitality Properties Trust	146	2,978
South Financial Group Inc.	247	363
Sterling Financial Corp. / WA (b) (c)	124	249
Synovus Financial Corp.	262	983
UCBH Holdings Inc. (b)	144	115
Webster Financial Corp. (b)	157	1,958
Wintrust Financial Corp. (b)	53	1,480
		14,203
HEALTH CARE - 4.9%
Community Health Systems Inc. (b) (c)	149	4,758
LifePoint Hospitals Inc. (b) (c)	95	2,561
		7,319
INDUSTRIALS - 11.3%
Ceradyne Inc. (c)	53	973
Consolidated Graphics Inc. (b) (c)	48	1,202
Gibraltar Industries Inc. (b)	91	1,212
Oshkosh Corp.	244	7,557
SkyWest Inc.	58	960
Trinity Industries Inc. (b)	138	2,373
United Rentals Inc. (b) (c)	237	2,441
		16,718
INFORMATION TECHNOLOGY - 17.6%
ADC Telecommunications Inc. (b) (c)	397	3,315
Brightpoint Inc. (c)	249	2,175
Fairchild Semiconductor International Inc. (b) (c)	444	4,545
Novatel Wireless Inc. (b) (c)	233	2,645
United Online Inc. (b)	179	1,443
Vishay Intertechnology Inc. (c)	635	5,019
Western Digital Corp. (c)	190	6,930
		26,072
MATERIALS - 3.7%
Commercial Metals Co.	183	3,278
Headwaters Inc. (c)	159	618
Olympic Steel Inc. (b)	53	1,533
		5,429
UTILITIES - 1.7%
PNM Resources Inc. (b)	214	2,505

Total Common Stocks (cost $115,550)		146,485

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	285	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $285)		-

SHORT TERM INVESTMENTS - 30.2%
Mutual Funds - 2.0%
JNL Money Market Fund, 0.11% (a) (f)	2,929	2,929

Securities Lending Collateral - 28.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	36,705	36,705
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	5,007	4,974
		41,679

Total Short Term Investments (cost $44,641)		44,608

Total Investments - 129.3% (cost $160,476)		191,093
Other Assets and Liabilities, Net - (29.3%)		(43,248)
Total Net Assets - 100%		$ 147,845

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 8.2%
Daimler AG	77	$ 3,876
Sony Corp. - ADR	140	4,098
		7,974
ENERGY - 4.0%
Repsol YPF SA - ADR (b)	144	3,904

FINANCIALS - 62.5%
Allianz SE - ADR	280	3,495
AXA SA - ADR	139	3,750
Banco Bilbao Vizcaya Argentaria SA - ADR (b)	249	4,444
Banco Santander SA - ADR (b)	298	4,810
Barclays Plc - ADR (b) (c)	240	5,668
Credit Suisse Group AG - ADR	90	4,986
Deutsche Bank AG (b)	66	5,065
HSBC Holdings Plc - ADR (b)	60	3,462
ING Groep NV - ADR (c)	275	4,899
Lloyds Banking Group Plc - ADR (b)	388	2,589
National Bank of Greece SA - ADR (b)	742	5,349
Royal Bank of Scotland Group Plc - ADR (b) (c)	193	3,271
Toronto-Dominion Bank	76	4,877
UBS AG (b) (c)	218	3,988
		60,653
INFORMATION TECHNOLOGY - 2.3%
Hitachi Ltd. - ADR (b) (c)	74	2,268

MATERIALS - 9.1%
ArcelorMittal - NYS (b)	125	4,634
POSCO Inc. - ADR	40	4,184
		8,818
TELECOMMUNICATION SERVICES - 5.8%
Nippon Telegraph & Telephone Corp. - ADR (b)	106	2,452
Telecom Italia SpA - ADR (b)	180	3,161
		5,613
UTILITIES - 7.9%
Korea Electric Power Corp. - ADR (c)	268	4,089
Veolia Environnement - ADR (b)	93	3,564
		7,653

Total Common Stocks (cost $85,507)		96,883

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	398	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $398)		-

SHORT TERM INVESTMENTS - 22.7%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.11% (a) (f)	577	577

Securities Lending Collateral - 22.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	13,152	13,152
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	8,376	8,322
		21,474

Total Short Term Investments (cost $22,105)		22,051

Total Investments - 122.5% (cost $108,010)		118,934
Other Assets and Liabilities, Net - (22.5%)		(21,820)
Total Net Assets - 100%		$ 97,114

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 5.2%
Virgin Media Inc. (b)	125	$ 1,739

FINANCIALS - 4.8%
Leucadia National Corp. (c)	65	1,613

TELECOMMUNICATION SERVICES - 89.7%
AT&T Inc.	278	7,509
CenturyTel Inc.	51	1,716
Cincinnati Bell Inc. (b) (c)	127	446
Frontier Communications Corp. (b)	143	1,075
Leap Wireless International Inc. (b) (c)	31	602
Level 3 Communications Inc. (b) (c)	726	1,009
MetroPCS Communications Inc. (b) (c)	113	1,060
NII Holdings Inc. - Class B (c)	63	1,879
Qwest Communications International Inc. (b)	455	1,735
Sprint Nextel Corp. (b) (c)	417	1,645
Telephone & Data Systems Inc. - Special Shares (b)	22	655
Telephone & Data Systems Inc. (b)	25	779
tw telecom inc. (b) (c)	70	939
US Cellular Corp. (c)	10	384
Verizon Communications Inc.	227	6,857
Windstream Corp. (b)	175	1,768
		30,058

Total Common Stocks (cost $37,580)		33,410

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	124	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $124)		-

SHORT TERM INVESTMENTS - 24.8%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.11% (a) (f)	318	318

Securities Lending Collateral - 23.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	5,509	5,509
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	2,503	2,487
		7,996

Total Short Term Investments (cost $8,330)		8,314

Total Investments - 124.5% (cost $46,034)		41,724
Other Assets and Liabilities, Net - (24.5%)		(8,214)
Total Net Assets - 100%		$ 33,510

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 69.8%
99 Cents Only Stores (b) (c)	1	$ 12
Aaron's Inc. (b)	1	31
Abercrombie & Fitch Co. - Class A (b)	2	72
Advance Auto Parts Inc.	2	92
Aeropostale Inc. (b) (c)	2	72
Amazon.com Inc. (c)	8	713
American Eagle Outfitters Inc.	4	75
AnnTaylor Stores Corp. (b) (c)	1	22
Apollo Group Inc. - Class A (c)	3	230
Arbitron Inc. (b)	1	14
AutoNation Inc. (b) (c)	2	35
AutoZone Inc. (c)	1	117
Bally Technologies Inc. (c)	1	53
Barnes & Noble Inc. (b)	1	20
Bed Bath & Beyond Inc. (b) (c)	6	244
Best Buy Co. Inc. (b)	8	316
Big Lots Inc. (c)	2	51
Bob Evans Farms Inc. (b)	1	22
Boyd Gaming Corp. (c)	2	17
Brinker International Inc.	2	38
Buckle Inc. (b)	1	23
Burger King Holdings Inc. (b)	2	40
Cablevision Systems Corp. - Class A	6	147
Career Education Corp. (b) (c)	1	35
Carmax Inc. (b) (c)	5	102
Carnival Corp.	10	348
Cato Corp. - Class A	1	13
CBS Corp. - Class B (b)	15	175
CEC Entertainment Inc. (c)	1	15
Cheesecake Factory Inc. (b) (c)	1	26
Chico's FAS Inc. (c)	4	57
Childrens Place Retail Stores Inc. (b) (c)	1	18
Chipotle Mexican Grill Inc. - Class A (b) (c)	-	36
Chipotle Mexican Grill Inc. - Class B (c)	-	35
Choice Hotels International Inc. (b)	1	23
Collective Brands Inc. (c)	2	27
Comcast Corp. - Class A (b)	51	861
Comcast Corp. - Special Class A	20	319
Corinthian Colleges Inc. (b) (c)	2	36
Cracker Barrel Old Country Store Inc. (b)	1	20
CTC Media Inc. (c)	1	21
Darden Restaurants Inc.	3	117
DeVry Inc. (b)	2	85
Dick's Sporting Goods Inc. (b) (c)	2	48
Dillard's Inc. - Class A (b)	1	20
DirecTV Group Inc. (c)	11	314
Discovery Communications Inc. - Class A (b) (c)	3	95
Discovery Communications Inc. - Class C (c)	3	91
DISH Network Corp. (c)	5	101
Dollar Tree Inc. (c)	2	109
DreamWorks Animation SKG Inc. (c)	2	62
Dress Barn Inc. (b) (c)	1	20
Expedia Inc. (b) (c)	5	127
Family Dollar Stores Inc.	3	88
Foot Locker Inc. (b)	4	47
Fred's Inc.	1	11
GameStop Corp. - Class A (b) (c)	4	107
Gannett Co. Inc. (b)	6	72
Gap Inc. (b)	13	269
Gaylord Entertainment Co. (b) (c)	1	15
Genesco Inc. (c)	-	12
Group 1 Automotive Inc. (b)	1	15
Guess? Inc.	1	53
Gymboree Corp. (c)	1	34
H&R Block Inc.	8	156
Harte-Hanks Inc. (b)	1	13
Hillenbrand Inc.	2	32
Home Depot Inc.	42	1,121
HSN Inc. (c)	1	17
Interactive Data Corp. (b)	1	24
International Game Technology (b)	7	158
International Speedway Corp. - Class A	1	20
Interpublic Group of Cos. Inc. (b) (c)	12	90
Interval Leisure Group Inc. (b) (c)	1	12
ITT Educational Services Inc. (b) (c)	1	104
J Crew Group Inc. (b) (c)	1	47
J.C. Penney Co. Inc.	5	175
Jack in the Box Inc. (b) (c)	1	28
John Wiley & Sons Inc.	1	41
Kohl's Corp. (c)	7	409
Lamar Advertising Co. (b) (c)	1	40
Las Vegas Sands Corp. (b) (c)	11	181
Liberty Global Inc. - Class A (b) (c)	3	72
Liberty Global Inc. (c)	3	71
Liberty Media Corp. - Capital (c)	2	44
Liberty Media Corp. - Entertainment - Class A (c)	12	380
Liberty Media Corp. - Interactive (c)	14	155
Life Time Fitness Inc. (b) (c)	1	28
Limited Brands Inc.	7	117
Live Nation Inc. (b) (c)	2	18
Lowe's Cos. Inc.	36	758
Macy's Inc.	10	191
Marriott International Inc. - Class A (b)	8	214
Matthews International Corp. - Class A (b)	1	26
McDonald's Corp.	27	1,543
McGraw-Hill Cos. Inc.	8	196
Men's Wearhouse Inc.	1	28
Meredith Corp.	1	26
MGM Mirage (b) (c)	6	74
Morningstar Inc. (c)	1	26
NetFlix Inc. (b) (c)	1	53
New York Times Co. - Class A	2	18
News Corp. - Class A	45	543
News Corp. - Class B (b)	11	152
Nordstrom Inc. (b)	4	129
Office Depot Inc. (c)	7	44
OfficeMax Inc. (b) (c)	2	25
Omnicom Group Inc. (b)	8	285
O'Reilly Automotive Inc. (c)	3	122
Orient-Express Hotels Ltd. (b)	2	22
Panera Bread Co. - Class A (b) (c)	1	41
Papa John's International Inc. (b) (c)	-	12
Penn National Gaming Inc. (c)	2	45
PetSmart Inc. (b)	3	68
PF Chang's China Bistro Inc. (c)	1	19
Pinnacle Entertainment Inc. (c)	2	16
Polo Ralph Lauren Corp. (b)	1	107
Pre-Paid Legal Services Inc. (c)	-	10
Priceline.com Inc. (c)	1	171
RadioShack Corp.	3	52
Regal Entertainment Group - Class A	2	22
Regis Corp. (b)	1	20
Rent-A-Center Inc. (c)	2	31
Ross Stores Inc. (b)	3	151
Royal Caribbean Cruises Ltd. (b) (c)	3	80
Saks Inc. (b) (c)	3	20
Sally Beauty Holdings Inc. (b) (c)	2	14
Scholastic Corp.	1	18
Scientific Games Corp. - Class A (c)	2	28
Scripps Networks Interactive Inc.	2	81
Sears Holdings Corp. (b) (c)	1	93
Service Corp. International (b)	6	44
Signet Jewelers Ltd. (c)	2	57
Sonic Corp. (b) (c)	1	16
Sotheby's - Class A	2	28
Staples Inc. (b)	18	414
Starbucks Corp. (c)	18	374
Starwood Hotels & Resorts Worldwide Inc. (b)	4	142
Stewart Enterprises Inc. - Class A (b)	2	10
Strayer Education Inc.	-	75
Target Corp.	17	790
Ticketmaster Entertainment Inc. (c)	1	11
Tiffany & Co.	3	119
Time Warner Cable Inc. (b)	9	376
Time Warner Inc. (b)	30	850
TJX Cos. Inc.	10	383
Tractor Supply Co. (c)	1	44
Urban Outfitters Inc. (c)	3	98
Vail Resorts Inc. (c)	1	24
Viacom Inc. - Class B (c)	14	384
Walt Disney Co. (b)	43	1,180
Washington Post Co.	-	69
Weight Watchers International Inc. (b)	1	22
Wendy's/Arby's Group Inc.	9	42
Williams-Sonoma Inc.	2	47
WMS Industries Inc. (b) (c)	1	48
Wyndham Worldwide Corp.	4	72
Wynn Resorts Ltd. (c)	2	134
Yum! Brands Inc. (b)	12	390
		21,905
CONSUMER STAPLES - 21.3%
BJ's Wholesale Club Inc. (b) (c)	1	49
Casey's General Stores Inc. (b)	1	39
Costco Wholesale Corp.	11	603
CVS Caremark Corp.	35	1,268
Kroger Co.	15	312
Rite Aid Corp. (b) (c)	16	25
Ruddick Corp. (b)	1	29
Safeway Inc. (b)	10	207
SUPERVALU Inc.	5	78
Sysco Corp.	15	363
United Natural Foods Inc. (b) (c)	1	22
Walgreen Co.	25	920
Wal-Mart Stores Inc.	54	2,663
Whole Foods Market Inc. (b) (c)	3	105
		6,683
ENERGY - 0.2%
IHS Inc. (b) (c)	1	58

HEALTH CARE - 3.0%
AmerisourceBergen Corp.	7	167
Cardinal Health Inc.	9	237
Chemed Corp.	1	23
McKesson Corp.	7	399
Omnicare Inc.	3	66
VCA Antech Inc. (b) (c)	2	57
		949
INDUSTRIALS - 2.7%
Alaska Air Group Inc. (c)	1	23
AMR Corp. (c)	7	55
Avis Budget Group Inc. (b) (c)	2	33
Continental Airlines Inc. - Class B (b) (c)	3	56
Copart Inc. (b) (c)	2	56
Delta Air Lines Inc. (c)	19	172
Dun & Bradstreet Corp.	1	99
Hertz Global Holdings Inc. (c)	5	50
JetBlue Airways Corp. (c)	6	36
Rollins Inc. (b)	1	25
SkyWest Inc.	1	22
Southwest Airlines Co.	19	178
UAL Corp. (c)	4	33
		838
INFORMATION TECHNOLOGY - 2.6%
Acxiom Corp. (b) (c)	2	17
Avid Technology Inc. (b) (c)	1	10
Dolby Laboratories Inc. - Class A (c)	1	50
eBay Inc. (c)	27	641
Factset Research Systems Inc. (b)	1	71
ValueClick Inc. (c)	2	28
		817

Total Common Stocks (cost $29,991)		31,250

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	30	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $30)		-

SHORT TERM INVESTMENTS - 24.0%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.11% (a) (f)	146	146

Securities Lending Collateral - 23.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	6,600	6,600
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	770	765
		7,365

Total Short Term Investments (cost $7,516)		7,511

Total Investments - 123.6% (cost $37,537)		38,761
Other Assets and Liabilities, Net - (23.6%)		(7,385)
Total Net Assets - 100%		$ 31,376

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.7%
FINANCIALS - 95.5%
ACE Ltd. (c)	32	$ 1,712
Affiliated Managers Group Inc. (b) (c)	4	239
AFLAC Inc.	45	1,918
Alexandria Real Estate Equities Inc. (b)	3	188
Alleghany Corp. (c)	1	136
Allied World Assurance Co. Holdings Ltd.	3	143
Allstate Corp.	51	1,569
AMB Property Corp. (b)	13	309
Ambac Financial Group Inc. (b)	14	23
American Campus Communities Inc. (b)	4	112
American Express Co.	99	3,369
American Financial Group Inc.	7	178
American International Group Inc. (b) (c)	11	488
American National Insurance Co. (b)	1	114
AmeriCredit Corp. (b) (c)	5	77
Ameriprise Financial Inc.	24	886
Annaly Capital Management Inc.	51	933
AON Corp.	23	951
Apartment Investment & Management Co. (b)	10	140
Arch Capital Group Ltd. (c)	5	345
Argo Group International Holdings Ltd. (b) (c)	3	86
Arthur J Gallagher & Co. (b)	9	215
Aspen Insurance Holdings Ltd.	7	175
Associated Banc-Corp (b)	10	116
Assurant Inc.	11	344
Assured Guaranty Ltd.	8	162
Astoria Financial Corp. (b)	8	84
AvalonBay Communities Inc. (b)	8	549
Axis Capital Holdings Ltd.	14	409
BancorpSouth Inc. (b)	7	164
Bank of America Corp.	578	9,779
Bank of Hawaii Corp. (b)	4	174
Bank of New York Mellon Corp. (a)	112	3,260
BB&T Corp. (b)	61	1,665
BioMed Realty Trust Inc. (b)	8	110
BlackRock Inc. (b)	2	443
BOK Financial Corp. (b)	2	80
Boston Properties Inc. (b)	13	841
Brandywine Realty Trust	10	112
BRE Properties Inc. - Class A (b)	4	137
Brookfield Properties Corp. (b)	23	263
Brown & Brown Inc. (b)	10	198
Camden Property Trust (b)	6	232
Capital One Financial Corp. (b)	43	1,535
CapitalSource Inc.	21	92
Capitol Federal Financial (b)	2	59
Cathay General Bancorp (b)	4	28
CB Richard Ellis Group Inc. - Class A (b) (c)	20	231
CBL & Associates Properties Inc. (b)	10	97
Charles Schwab Corp.	91	1,734
Chimera Investment Corp.	53	204
Chubb Corp.	34	1,707
Cincinnati Financial Corp. (b)	14	358
Citigroup Inc.	1,346	6,515
City National Corp. (b)	3	134
CME Group Inc.	6	1,987
Colonial Properties Trust (b)	3	25
Comerica Inc.	14	407
Commerce Bancshares Inc.	6	206
Corporate Office Properties Trust (b)	5	188
Cousins Properties Inc.	-	-
Cullen/Frost Bankers Inc. (b)	5	261
DCT Industrial Trust Inc. (b)	14	72
Delphi Financial Group Inc.	3	79
Developers Diversified Realty Corp. (b)	11	101
DiamondRock Hospitality Co. (b) (c)	8	66
Digital Realty Trust Inc. (b)	6	286
Discover Financial Services	50	817
Douglas Emmett Inc. (b)	10	123
Duke Realty Corp. (b)	22	259
E*Trade Financial Corp. (c)	87	151
East West Bancorp Inc. (b)	7	56
EastGroup Properties Inc. (b)	2	86
Eaton Vance Corp. (b)	10	293
Endurance Specialty Holdings Ltd.	4	162
Entertainment Properties Trust (b)	3	92
Equity Lifestyle Properties Inc. (b)	2	92
Equity Residential (b)	26	790
Erie Indemnity Co. - Class A (b)	3	102
Essex Property Trust Inc. (b)	2	193
Everest Re Group Ltd.	6	486
Federal Realty Investment Trust (b)	5	327
Federated Investors Inc. - Class B (b)	9	245
Fidelity National Financial Inc. - Class A	21	323
Fifth Third Bancorp	64	650
First American Corp. (b)	7	242
First Financial Bankshares Inc. (b)	2	86
First Horizon National Corp. (c)	20	260
First Midwest Bancorp Inc. (b)	4	43
First Niagara Financial Group Inc.	13	156
FirstMerit Corp. (b)	7	128
FNB Corp. (b)	9	63
Forest City Enterprises Inc. - Class A	9	115
Forestar Group Inc. (c)	2	40
Franklin Resources Inc.	15	1,534
Franklin Street Properties Corp.	5	66
Fulton Financial Corp. (b)	14	103
Genworth Financial Inc. - Class A (c)	41	493
Glacier Bancorp Inc. (b)	5	79
GLG Partners Inc. (c)	14	55
Goldman Sachs Group Inc.	38	7,078
Greenhill & Co. Inc. (b)	1	91
Hancock Holding Co. (b)	2	79
Hanover Insurance Group Inc. (b)	5	193
Hartford Financial Services Group Inc.	36	967
Hatteras Financial Corp. (b)	3	91
HCC Insurance Holdings Inc. (b)	10	278
HCP Inc.	26	736
Health Care REIT Inc. (b)	10	422
Healthcare Realty Trust Inc. (b)	5	108
Highwoods Properties Inc. (b)	6	197
Home Properties Inc. (b)	3	118
Horace Mann Educators Corp. (b)	2	33
Hospitality Properties Trust	10	198
Host Hotels & Resorts Inc. (b)	56	656
HRPT Properties Trust (b)	19	144
Hudson City Bancorp Inc.	45	597
Huntington Bancshares Inc. (b)	48	228
IberiaBank Corp.	2	77
IntercontinentalExchange Inc. (c)	7	663
International Bancshares Corp. (b)	4	69
Invesco Ltd.	39	896
Investment Technology Group Inc. (b) (c)	3	97
Janus Capital Group Inc. (b)	16	229
Jefferies Group Inc. (c)	11	298
Jones Lang LaSalle Inc. (b)	4	168
JPMorgan Chase & Co.	168	7,380
KBW Inc. (b) (c)	2	79
KeyCorp (b)	73	472
Kilroy Realty Corp. (b)	3	94
Kimco Realty Corp. (b)	35	453
Knight Capital Group Inc. (b) (c)	8	177
LaSalle Hotel Properties (b)	5	97
Legg Mason Inc.	15	459
Lexington Realty Trust	4	22
Liberty Property Trust	10	312
Lincoln National Corp.	24	625
Loews Corp.	34	1,165
M&T Bank Corp.	6	405
Macerich Co. (b)	7	207
Mack-Cali Realty Corp.	7	217
Markel Corp. (b) (c)	1	292
Marsh & McLennan Cos. Inc.	50	1,232
Marshall & Ilsley Corp.	30	244
Max Capital Group Ltd.	4	77
MB Financial Inc. (b)	2	42
MBIA Inc. (c)	12	95
Mercury General Corp. (b)	2	76
MetLife Inc.	56	2,124
MF Global Ltd. (c)	7	52
MFA Financial Inc.	24	190
MGIC Investment Corp. (b) (c)	9	66
Mid-America Apartment Communities Inc. (b)	2	111
Montpelier Re Holdings Ltd.	7	108
Moody's Corp. (b)	17	356
Morgan Stanley (b)	117	3,613
MSCI Inc. (c)	9	264
NASDAQ OMX Group Inc. (c)	15	306
National Penn Bancshares Inc.	5	31
National Retail Properties Inc. (b)	7	148
Nationwide Health Properties Inc. (b)	9	286
New York Community Bancorp Inc. (b)	31	357
NewAlliance Bancshares Inc. (b)	9	94
Northern Trust Corp.	23	1,331
NYSE Euronext	24	699
Old National Bancorp	5	56
Old Republic International Corp. (b)	20	245
Omega Healthcare Investors Inc. (b)	7	115
optionsXpress Holdings Inc.	4	67
PacWest Bancorp (b)	2	29
Park National Corp. (b)	1	52
PartnerRe Ltd.	5	395
People's United Financial Inc.	15	240
Piper Jaffray Cos. (b) (c)	2	74
Platinum Underwriters Holdings Ltd.	4	151
Plum Creek Timber Co. Inc. (b)	15	460
PNC Financial Services Group Inc. (b)	43	2,082
Popular Inc.	19	52
Post Properties Inc. (b)	3	63
Potlatch Corp.	3	98
Principal Financial Group Inc.	27	750
PrivateBancorp Inc. (b)	4	91
ProAssurance Corp. (b) (c)	3	140
Progressive Corp. (c)	60	996
ProLogis (b)	41	494
Prosperity Bancshares Inc. (b)	4	142
Protective Life Corp.	7	147
Provident Financial Services Inc. (b)	4	41
Prudential Financial Inc.	41	2,042
Public Storage	12	913
Raymond James Financial Inc. (b)	9	208
Rayonier Inc. (b)	7	290
Realty Income Corp. (b)	9	243
Redwood Trust Inc. (b)	5	84
Regency Centers Corp. (b)	7	272
Regions Financial Corp. (b)	102	636
Reinsurance Group of America Inc.	7	290
RenaissanceRe Holdings Ltd.	6	307
RLI Corp. (b)	2	90
SEI Investments Co.	14	279
Selective Insurance Group (b)	4	62
Senior Housing Properties Trust (b)	11	209
Simon Property Group Inc. (b)	27	1,867
SL Green Realty Corp. (b)	6	282
SLM Corp. (c)	43	377
St. Joe Co. (b) (c)	8	237
StanCorp Financial Group Inc. (b)	4	169
State Street Corp.	47	2,448
Sterling Bancshares Inc. (b)	7	48
Stifel Financial Corp. (c)	2	131
Sunstone Hotel Investors Inc. (b) (c)	3	24
SunTrust Banks Inc.	44	996
Susquehanna Bancshares Inc. (b)	6	33
SVB Financial Group (b) (c)	3	115
Synovus Financial Corp.	22	81
T. Rowe Price Group Inc. (b)	24	1,112
Tanger Factory Outlet Centers Inc.	3	97
Taubman Centers Inc. (b)	5	165
TCF Financial Corp. (b)	11	139
TD Ameritrade Holding Corp. (c)	21	403
TFS Financial Corp.	8	99
Torchmark Corp.	7	324
Tower Group Inc.	3	72
Transatlantic Holdings Inc.	5	258
Travelers Cos. Inc.	55	2,723
TrustCo Bank Corp.	5	33
Trustmark Corp. (b)	4	81
U.S. Bancorp	168	3,678
UDR Inc.	13	204
UMB Financial Corp. (b)	3	109
Umpqua Holdings Corp.	7	70
United Bankshares Inc. (b)	3	67
United Community Banks Inc. (c)	-	-
Unitrin Inc.	3	64
Unum Group	31	667
Validus Holdings Ltd.	7	168
Valley National Bancorp (b)	12	152
Ventas Inc. (b)	15	559
Vornado Realty Trust (b)	16	1,022
Waddell & Reed Financial Inc. - Class A	8	222
Washington Federal Inc. (b)	8	128
Washington Real Estate Investment Trust (b)	5	142
Webster Financial Corp. (b)	3	41
Weingarten Realty Investors (b)	11	210
Wells Fargo & Co.	279	7,867
Westamerica Bancorporation (b)	3	135
White Mountains Insurance Group Ltd.	1	213
Whitney Holding Corp. (b)	5	48
Willis Group Holdings Ltd. (b)	15	434
Wilmington Trust Corp. (b)	6	82
Wintrust Financial Corp. (b)	1	39
WR Berkley Corp.	13	325
XL Capital Ltd. - Class A	32	562
Zenith National Insurance Corp. (b)	3	100
Zions Bancorporation (b)	10	180
		140,286
INDUSTRIALS - 0.2%
Equifax Inc.	12	334

INFORMATION TECHNOLOGY - 4.0%
MasterCard Inc. (b)	8	1,568
Visa Inc. - Class A (b)	43	2,976
Western Union Co.	67	1,273
		5,817

Total Common Stocks (cost $140,156)		146,437

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	261	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $261)		-

SHORT TERM INVESTMENTS - 25.9%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.11% (a) (f)	686	686

Securities Lending Collateral - 25.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	31,570	31,570
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	5,777	5,739
		37,309

Total Short Term Investments (cost $38,033)		37,995

Total Investments - 125.6% (cost $178,450)		184,432
Other Assets and Liabilities, Net - (25.6%)		(37,581)
Total Net Assets - 100%		$ 146,851

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 100.0%
HEALTH CARE - 100.0%
Abbott Laboratories	149	$ 7,357
Acorda Therapeutics Inc. (c)	4	83
Aetna Inc.	43	1,187
Affymetrix Inc. (c)	7	65
Alcon Inc.	7	1,016
Alexion Pharmaceuticals Inc. (b) (c)	9	383
Alkermes Inc. (c)	9	79
Allergan Inc.	30	1,690
Amedisys Inc. (b) (c)	3	116
American Medical Systems Holdings Inc. (c)	7	118
AMERIGROUP Corp. (b) (c)	5	109
Amgen Inc. (c)	98	5,895
Amylin Pharmaceuticals Inc. (b) (c)	14	190
Auxilium Pharmaceuticals Inc. (b) (c)	4	133
Baxter International Inc.	59	3,336
Beckman Coulter Inc.	7	451
Becton Dickinson & Co.	22	1,531
Biogen Idec Inc. (c)	28	1,412
BioMarin Pharmaceutical Inc. (b) (c)	10	175
Bio-Rad Laboratories Inc. - Class A (b) (c)	2	166
Boston Scientific Corp. (c)	145	1,539
Bristol-Myers Squibb Co.	190	4,285
Brookdale Senior Living Inc. (b) (c)	6	102
CareFusion Corp. (c)	17	367
Catalyst Health Solutions Inc. (b) (c)	4	105
Celera Corp. (c)	8	48
Celgene Corp. (c)	44	2,479
Centene Corp. (c)	4	81
Cephalon Inc. (b) (c)	7	415
Cepheid Inc. (b) (c)	6	75
Charles River Laboratories International Inc. (b) (c)	6	237
CIGNA Corp.	26	741
Community Health Systems Inc. (c)	9	290
Cooper Cos. Inc. (b)	4	132
Covance Inc. (b) (c)	6	334
Coventry Health Care Inc. (c)	14	286
Covidien Plc	49	2,110
CR Bard Inc.	9	741
Cubist Pharmaceuticals Inc. (c)	6	116
DaVita Inc. (c)	10	565
Dendreon Corp. (c)	11	315
DENTSPLY International Inc. (b)	14	495
Edwards Lifesciences Corp. (b) (c)	5	379
Eli Lilly & Co.	95	3,137
Endo Pharmaceuticals Holdings Inc. (c)	10	224
Express Scripts Inc. (c)	25	1,903
Forest Laboratories Inc. (c)	29	862
Gen-Probe Inc. (b) (c)	5	211
Genzyme Corp. (b) (c)	26	1,487
Gilead Sciences Inc. (c)	88	4,101
Haemonetics Corp. (c)	3	142
Health Management Associates Inc. (c)	23	174
Health Net Inc. (b) (c)	10	157
HealthSouth Corp. (b) (c)	9	134
Healthways Inc. (b) (c)	3	53
Henry Schein Inc. (b) (c)	9	477
Hill-Rom Holdings Inc. (b)	6	135
HMS Holdings Corp. (b) (c)	2	90
Hologic Inc. (b) (c)	25	402
Hospira Inc. (c)	15	683
Human Genome Sciences Inc. (b) (c)	16	293
Humana Inc. (c)	17	617
Idexx Laboratories Inc. (b) (c)	6	285
Illumina Inc. (b) (c)	12	512
Immucor Inc. (b) (c)	6	113
Incyte Corp. (b) (c)	10	65
InterMune Inc. (c)	3	55
Intuitive Surgical Inc. (b) (c)	4	954
Invacare Corp. (b)	3	71
Inverness Medical Innovations Inc. (b) (c)	8	297
Isis Pharmaceuticals Inc. (c)	9	131
Johnson & Johnson	267	16,273
Kinetic Concepts Inc. (b) (c)	6	225
King Pharmaceuticals Inc. (b) (c)	24	254
Laboratory Corp. of America Holdings (b) (c)	10	690
Life Technologies Corp. (c)	17	793
LifePoint Hospitals Inc. (b) (c)	5	134
Lincare Holdings Inc. (b) (c)	6	201
Magellan Health Services Inc. (b) (c)	3	100
Masimo Corp. (b) (c)	5	132
Medco Health Solutions Inc. (c)	46	2,552
Medicis Pharmaceutical Corp. (b)	6	118
Mednax Inc. (b) (c)	4	234
Medtronic Inc.	107	3,949
Merck & Co. Inc. (b)	204	6,464
Millipore Corp. (c)	5	380
Mylan Inc. (b) (c)	29	467
Myriad Genetics Inc. (c)	9	256
Nektar Therapeutics (b) (c)	8	79
NuVasive Inc. (b) (c)	3	142
Odyssey HealthCare Inc. (c)	3	35
Onyx Pharmaceuticals Inc. (c)	6	169
OSI Pharmaceuticals Inc. (b) (c)	5	192
Owens & Minor Inc. (b)	4	176
Par Pharmaceutical Cos. Inc. (b) (c)	3	65
Parexel International Corp. (b) (c)	5	74
Patterson Cos. Inc. (b) (c)	9	258
PDL BioPharma Inc. (b)	11	87
Perrigo Co. (b)	8	272
Pfizer Inc.	651	10,781
Pharmaceutical Product Development Inc. (b)	11	235
PharMerica Corp. (b) (c)	3	53
PSS World Medical Inc. (b) (c)	6	121
Psychiatric Solutions Inc. (b) (c)	5	139
Quest Diagnostics Inc.	15	775
Regeneron Pharmaceuticals Inc. (b) (c)	6	116
ResMed Inc. (b) (c)	7	331
Savient Pharmaceuticals Inc. (b) (c)	6	88
Schering-Plough Corp.	157	4,424
Sepracor Inc. (b) (c)	11	245
St. Jude Medical Inc. (c)	33	1,288
STERIS Corp. (b)	5	157
Stryker Corp. (b)	29	1,340
Techne Corp.	4	227
Tenet Healthcare Corp. (c)	47	275
Theravance Inc. (b) (c)	5	76
Thermo Fisher Scientific Inc. (c)	40	1,726
Thoratec Corp. (b) (c)	5	166
United Therapeutics Corp. (b) (c)	4	218
UnitedHealth Group Inc.	112	2,803
Universal Health Services Inc.	4	273
Valeant Pharmaceutical International (b) (c)	7	188
Varian Inc. (b) (c)	3	136
Varian Medical Systems Inc. (b) (c)	12	510
Vertex Pharmaceuticals Inc. (b) (c)	17	663
Warner Chilcott Plc (c)	9	194
Waters Corp. (c)	9	515
Watson Pharmaceuticals Inc. (c)	10	368
WellCare Health Plans Inc. (c)	4	99
WellPoint Inc. (c)	46	2,195
West Pharmaceutical Services Inc. (b)	3	127
Wyeth	129	6,266
Zimmer Holdings Inc. (c)	21	1,104

Total Common Stocks (cost $146,813)		132,487

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc. (c)	2	1

Total Rights (cost $2)		1

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	78	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $78)		-

SHORT TERM INVESTMENTS - 16.9%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.11% (a) (f)	643	643

Securities Lending Collateral - 16.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	20,452	20,452
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	1,252	1,244
		21,696

Total Short Term Investments (cost $22,347)		22,339

Total Investments - 116.9% (cost $169,240)		154,827
Other Assets and Liabilities, Net - (16.9%)		(22,426)
Total Net Assets - 100%		$ 132,401

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.9%
ENERGY - 98.4%
Anadarko Petroleum Corp. (b)	186	$ 11,640
Apache Corp.	124	11,374
Arena Resources Inc. (b) (c)	17	592
Atlas Energy Inc.	12	338
Atwood Oceanics Inc. (b) (c)	24	830
Baker Hughes Inc. (b)	117	4,987
Berry Petroleum Co. - Class A (b)	14	375
Bill Barrett Corp. (b) (c)	14	443
BJ Services Co.	113	2,193
Bristow Group Inc. (b) (c)	10	283
Cabot Oil & Gas Corp. - Class A (b)	38	1,374
Cameron International Corp. (b) (c)	83	3,149
Carrizo Oil & Gas Inc. (b) (c)	9	225
Chesapeake Energy Corp. (b)	232	6,596
Chevron Corp.	743	52,364
Cimarex Energy Co. (b)	31	1,361
CNX Gas Corp. (c)	12	374
Complete Production Services Inc. (b) (c)	21	240
Comstock Resources Inc. (b) (c)	18	724
Concho Resources Inc. (c)	28	1,003
ConocoPhillips	460	20,773
Continental Resources Inc. (b) (c)	12	484
Core Laboratories NV	9	959
Denbury Resources Inc. (b) (c)	96	1,450
Devon Energy Corp. (b)	156	10,492
Diamond Offshore Drilling Inc. (b)	25	2,393
Dresser-Rand Group Inc. (c)	32	1,009
Dril-Quip Inc. (b) (c)	14	699
El Paso Corp.	268	2,765
Encore Acquisition Co. (b) (c)	22	830
ENSCO International Inc. (b)	54	2,308
EOG Resources Inc.	92	7,661
EXCO Resources Inc. (b)	69	1,282
Exterran Holdings Inc. (b) (c)	26	611
Exxon Mobil Corp. (b)	1,557	106,801
FMC Technologies Inc. (b) (c)	47	2,479
Forest Oil Corp. (b) (c)	42	817
Frontier Oil Corp. (b)	41	576
Global Industries Ltd. (c)	36	345
Goodrich Petroleum Corp. (b) (c)	12	316
Halliburton Co.	332	9,006
Helix Energy Solutions Group Inc. (c)	32	476
Helmerich & Payne Inc. (b)	36	1,421
Hercules Offshore Inc. (b) (c)	28	139
Hess Corp.	112	5,980
Holly Corp. (b)	18	456
Key Energy Services Inc. (b) (c)	42	366
Marathon Oil Corp. (b)	264	8,419
Mariner Energy Inc. (c)	41	588
Murphy Oil Corp.	72	4,145
Nabors Industries Ltd. (b) (c)	109	2,285
National Oilwell Varco Inc. (c)	155	6,694
Newfield Exploration Co. (c)	51	2,152
Noble Corp.	101	3,831
Noble Energy Inc. (b)	65	4,273
Occidental Petroleum Corp.	308	24,130
Oceaneering International Inc. (b) (c)	21	1,188
Oil States International Inc. (b) (c)	22	784
Parker Drilling Co. (b) (c)	57	311
Patterson-UTI Energy Inc. (b)	63	946
Penn Virginia Corp.	22	514
PetroHawk Energy Corp. (b) (c)	105	2,548
Pioneer Natural Resources Co. (b)	43	1,557
Plains Exploration & Production Co. (b) (c)	46	1,265
Pride International Inc. (b) (c)	59	1,810
Quicksilver Resources Inc. (b) (c)	54	772
Range Resources Corp. (b)	60	2,959
Rowan Cos. Inc. (b)	42	977
SandRidge Energy Inc. (b) (c)	63	818
Schlumberger Ltd.	434	25,890
SEACOR Holdings Inc. (c)	8	650
Smith International Inc. (b)	84	2,410
Southern Union Co. (b)	41	843
Southwestern Energy Co. (b) (c)	130	5,531
St. Mary Land & Exploration Co. (b)	27	882
Sunoco Inc.	44	1,258
Superior Energy Services Inc. (b) (c)	34	769
Swift Energy Co. (c)	18	431
Tesoro Corp. (b)	57	850
Tetra Technologies Inc. (b) (c)	25	246
Tidewater Inc.	21	968
Transocean Ltd. (c)	119	10,146
Ultra Petroleum Corp. (b) (c)	58	2,829
Unit Corp. (c)	20	833
Valero Energy Corp. (b)	211	4,096
W&T Offshore Inc. (b)	22	256
Weatherford International Ltd. (c)	265	5,484
Whiting Petroleum Corp. (b) (c)	20	1,168
Williams Cos. Inc.	219	3,910
XTO Energy Inc.	214	8,858
		434,633
INDUSTRIALS - 1.0%
Chart Industries Inc. (c)	14	301
Energy Conversion Devices Inc. (b) (c)	23	261
First Solar Inc. (b) (c)	18	2,768
SunPower Corp. - Class A (b) (c)	20	601
SunPower Corp. - Class B (b) (c)	21	518
		4,449
UTILITIES - 0.5%
Energen Corp.	27	1,174
OGE Energy Corp. (b)	37	1,238
		2,412

Total Common Stocks (cost $486,709)		441,494

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%

Mellon GSL Reinvestment Trust II (d) (e) (g)	235	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $235)		-

SHORT TERM INVESTMENTS - 21.0%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.11% (a) (f)	2,800	2,800

Securities Lending Collateral - 20.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	85,481	85,481
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	4,429	4,400
		89,881

Total Short Term Investments (cost $92,710)		92,681

Total Investments - 120.9% (cost $579,654)		534,175
Other Assets and Liabilities, Net - (20.9%)		(92,382)
Total Net Assets - 100%		$ 441,793

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 99.5%
HEALTH CARE - 0.4%
Allscripts-Misys Healthcare Solutions Inc.	6	$ 121
athenahealth Inc. (c)	4	144
Cerner Corp. (b) (c)	7	530
		795
INDUSTRIALS - 0.3%
Dycom Industries Inc. (b) (c)	5	55
Pitney Bowes Inc. (b)	24	588
		643
INFORMATION TECHNOLOGY - 97.3%
3Com Corp. (c)	45	235
ACI Worldwide Inc. (c)	4	59
ADC Telecommunications Inc. (c)	9	78
Adobe Systems Inc. (b) (c)	60	1,981
ADTRAN Inc. (b)	7	179
Advanced Micro Devices Inc. (b) (c)	70	396
Advent Software Inc. (c)	1	58
Akamai Technologies Inc. (b) (c)	19	381
Altera Corp. (b)	34	695
Amdocs Ltd. (c)	21	570
Amkor Technology Inc. (b) (c)	13	86
Analog Devices Inc.	33	921
Ansys Inc. (b) (c)	10	374
Apple Inc. (b) (c)	101	18,763
Applied Materials Inc.	153	2,056
Applied Micro Circuits Corp. (c)	7	70
Ariba Inc. (b) (c)	10	121
Arris Group Inc. (c)	14	186
Atheros Communications Inc. (b) (c)	7	173
Atmel Corp. (b) (c)	43	179
ATMI Inc. (c)	4	64
Autodesk Inc. (c)	26	614
Avocent Corp. (b) (c)	5	99
Blackboard Inc. (b) (c)	4	134
BMC Software Inc. (c)	21	781
Brightpoint Inc. (c)	9	75
Broadcom Corp. - Class A (b) (c)	50	1,533
Brocade Communications Systems Inc. (b) (c)	45	355
CA Inc.	47	1,034
Cabot Microelectronics Corp. (b) (c)	3	89
CACI International Inc. - Class A (c)	4	170
Cadence Design Systems Inc. (c)	30	222
Check Point Software Technologies Ltd. (c)	19	552
Ciena Corp. (b) (c)	11	177
Cisco Systems Inc. (c)	657	15,462
Citrix Systems Inc. (c)	21	810
Cognizant Technology Solutions Corp. (c)	33	1,285
Computer Sciences Corp. (b) (c)	17	910
Compuware Corp. (c)	29	210
Comtech Telecommunications Corp. (b) (c)	3	97
Concur Technologies Inc. (b) (c)	5	186
Corning Inc. (b)	177	2,714
Cree Inc. (b) (c)	11	388
CSG Systems International Inc. (c)	3	54
Cymer Inc. (b) (c)	3	125
Cypress Semiconductor Corp. (b) (c)	17	176
Dell Inc. (b) (c)	195	2,983
Diebold Inc.	7	244
Digital River Inc. (b) (c)	4	180
DST Systems Inc. (c)	4	189
Earthlink Inc. (b)	11	96
EchoStar Corp. - Class A (c)	4	78
Electronics for Imaging Inc. (c)	5	60
EMC Corp. (c)	230	3,914
Emulex Corp. (b) (c)	8	86
Equinix Inc. (b) (c)	4	404
F5 Networks Inc. (b) (c)	9	356
Fair Isaac Corp. (b)	6	129
Fairchild Semiconductor International Inc. (b) (c)	15	153
FormFactor Inc. (b) (c)	5	130
Gartner Inc. - Class A (b) (c)	7	122
Google Inc. - Class A (b) (c)	27	13,615
Harmonic Inc. (b) (c)	10	70
Harris Corp. (b)	15	563
Hewlett-Packard Co.	212	10,005
IAC/InterActiveCorp. (b) (c)	12	243
Informatica Corp. (b) (c)	10	227
Ingram Micro Inc. - Class A (c)	19	313
Insight Enterprises Inc. (c)	4	53
Integrated Device Technology Inc. (c)	20	137
Intel Corp.	633	12,398
InterDigital Inc. (c)	4	103
Intermec Inc. (b) (c)	5	73
International Business Machines Corp. (b)	150	17,997
International Rectifier Corp. (c)	8	152
Intersil Corp. (b)	13	199
Intuit Inc. (c)	34	965
j2 Global Communications Inc. (b) (c)	5	125
JDA Software Group Inc. (c)	3	64
JDS Uniphase Corp. (c)	26	183
Juniper Networks Inc. (b) (c)	60	1,621
KLA-Tencor Corp. (b)	19	689
Lam Research Corp. (b) (c)	14	486
Lexmark International Inc. (b) (c)	9	202
Linear Technology Corp. (b)	23	649
LSI Corp. (b) (c)	72	397
Marvell Technology Group Ltd. (c)	56	909
Maxim Integrated Products Inc. (b)	34	620
McAfee Inc. (b) (c)	18	773
MEMC Electronic Materials Inc. (b) (c)	25	414
Mentor Graphics Corp. (c)	10	93
Microchip Technology Inc. (b)	21	550
Micron Technology Inc. (b) (c)	97	794
Micros Systems Inc. (b) (c)	9	277
Microsemi Corp. (b) (c)	8	133
Microsoft Corp.	901	23,321
Motorola Inc.	244	2,094
National Semiconductor Corp. (b)	27	382
NCR Corp. (c)	19	259
NetApp Inc. (c)	38	1,016
Novell Inc. (c)	39	178
Novellus Systems Inc. (c)	12	243
Nuance Communications Inc. (b) (c)	25	373
Nvidia Corp. (c)	63	942
Omniture Inc. (c)	9	204
Omnivision Technologies Inc. (c)	5	78
ON Semiconductor Corp. (b) (c)	47	388
Oracle Corp.	436	9,085
Palm Inc. (b) (c)	15	254
Parametric Technology Corp. (b) (c)	14	188
Perot Systems Corp. (c)	10	299
Plantronics Inc. (b)	5	142
PMC - Sierra Inc. (c)	25	238
Polycom Inc. (b) (c)	10	259
Progress Software Corp. (c)	4	90
QLogic Corp. (c)	14	235
QUALCOMM Inc. (b)	187	8,410
Quality Systems Inc.	2	133
Quest Software Inc. (c)	8	133
Rackspace Hosting Inc. (b) (c)	9	154
Rambus Inc. (b) (c)	11	195
Red Hat Inc. (c)	21	585
RF Micro Devices Inc. (b) (c)	26	142
Riverbed Technology Inc. (b) (c)	7	149
Rovi Corp. (b) (c)	9	308
SAIC Inc. (b) (c)	23	406
Salesforce.com Inc. (b) (c)	12	678
SanDisk Corp. (c)	25	548
SAVVIS Inc. (c)	4	67
Seagate Technology Inc.	55	842
Semtech Corp. (b) (c)	7	121
Silicon Laboratories Inc. (b) (c)	5	239
Skyworks Solutions Inc. (b) (c)	19	254
Solera Holdings Inc. (b)	8	242
Sonus Networks Inc. (c)	20	42
SRA International Inc. - Class A (c)	4	91
STEC Inc. (b) (c)	4	124
Sun Microsystems Inc. (c)	84	760
Sybase Inc. (c)	9	358
Sycamore Networks Inc. (b) (c)	21	63
Symantec Corp. (c)	93	1,537
Synaptics Inc. (b) (c)	4	101
Synopsys Inc. (c)	16	351
Tech Data Corp. (b) (c)	6	239
Tekelec (b) (c)	7	110
Tellabs Inc. (c)	41	287
Teradata Corp. (b) (c)	19	525
Teradyne Inc. (b) (c)	20	188
Tessera Technologies Inc. (c)	6	163
Texas Instruments Inc. (b)	145	3,443
TIBCO Software Inc. (c)	21	199
TriQuint Semiconductor Inc. (b) (c)	16	122
Unisys Corp. (b) (c)	34	92
United Online Inc. (b)	9	71
Varian Semiconductor Equipment Associates Inc. (b) (c)	9	279
VeriFone Holdings Inc. (b) (c)	8	132
VeriSign Inc. (c)	22	513
VMware Inc. - Class A (c)	6	254
Websense Inc. (b) (c)	4	74
Western Digital Corp. (c)	25	928
Xerox Corp.	97	753
Xilinx Inc. (b)	32	741
Yahoo! Inc. (c)	148	2,642
Zoran Corp. (b) (c)	5	54
		200,203
TELECOMMUNICATION SERVICES - 1.5%
American Tower Corp. (c)	45	1,626
Crown Castle International Corp. (b) (c)	28	892
SBA Communications Corp. (b) (c)	13	354
Syniverse Holdings Inc. (c)	8	144
		3,016

Total Common Stocks (cost $185,504)		204,657

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (e) (g)	54	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $54)		-

SHORT TERM INVESTMENTS - 24.7%
Mutual Funds - 1.9%
JNL Money Market Fund, 0.11% (a) (f)	3,786	3,786

Securities Lending Collateral - 22.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (f)	46,029	46,029
Securities Lending Liquidating Fund LLC, 0.48% (a) (f)	963	957
		46,986

Total Short Term Investments (cost $50,778)		50,772

Total Investments - 124.2% (cost $236,336)		255,429
Other Assets and Liabilities, Net - (24.2%)		(49,695)
Total Net Assets - 100%		$ 205,734

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
September 30, 2009

(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Non-income producing security.
(d)	Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.
(e)	Security fair valued in accordance with the procedures established by the JNL Variable Fund LLC's ("Funds") Board of Managers ("Board"). Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Topic 820, "Fair Value Measurements and Disclosures" based on the applicable valuation inputs.
See FASB Topic 820, "Fair Value Measurements and Disclosures" in these Notes to the Schedules of Investments.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2009.
(g)	Illiquid security. At September 30, 2009, the only illiquid security held was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at September 30, 2009.

Abbreviations:
ADR - American Depositary Receipt
NYS - New York Registered Shares

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Board and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds and the securities lending collateral funds are valued at the NAV per share determined as of the close of the NYSE on the valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time.  In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Under the procedures adopted by the Board, Jackson National Asset Management, LLC (“JNAM” or ”Adviser”) may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If a security is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the security depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Funds’ securities lending agent negotiated lender fess and the Funds receive a fee equal to a percentage of the negotiated lender fees and the net income generated by the collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s market value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The Bank of New York Mellon (“BNY Mellon”) served as the securities lending agent for the Funds through August 28, 2009.  Prior to June 25, 2009, the Fund’s cash collateral was invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  During 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II,  a separate series within the same Delaware business trust.  The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008 and the majority of the issuer's assets were liquidated in December 2008.  Based on the plan of distribution approved by the receivers, proceeds to be received by the Funds are not expected to be material.  As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II was fair valued at zero at September 30, 2009.  Each Fund paid BNY Mellon the amortized cost related to its investment in the Mellon GSL Reinvestment Trust II.  The difference between the current value and the amortized cost of each Fund’s collateral investments in the Mellon GSL Reinvestment Trust II represents a loss that has been borne by the Fund.  The fair value and par value of the investment in Mellon GSL Reinvestment Trust II are reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009.  As assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests were transferred accordingly.  On June 25, 2009, each Fund’s investment in the Mellon GSL DBT II Collateral Fund was transferred to the BNY Mellon Securities Lending Overnight Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by BNY Mellon and approved by the Adviser.  From June 25 through August 28, 2009, as assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the BNY Mellon Securities Lending Overnight Fund.

On August 31, 2009, J.P. Morgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) began to provide securities lending services to the Trust and the Funds transitioned its securities lending program to JPM Chase.  In so doing, collateral supporting outstanding securities that had been held in the BNY Mellon Securities Lending Overnight Fund were redeemed in cash and cash proceeds invested in the newly organized Securities Lending Cash Collateral Fund LLC, a partnership sponsored by the Adviser.  Investments in BNY Mellon SL DBT II Liquidating Fund were redeemed in-kind and the assets were transferred to the newly organized Securities Lending Liquidating Fund LLC, a partnership sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are otherwise disposed of, the proceeds will be invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Investment Company Act of 1940 ("1940 Act"), it invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2(a)-7 under the 1940 Act.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
September 30, 2009

Securities Loaned (continued)
At September 30, 2009, the value of the Securities Lending Cash Collateral Fund LLC was $1.00 per unit and the value of the Securities Lending Liquidating Fund LLC was $0.9935 per unit.  Values were determined using methodologies consistent with those previously described in Security Valuation.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  The difference between the current value and the amortized cost of each Fund’s collateral investments in the Securities Lending Liquidating Fund LLC represents a potential loss to be realized by the Fund in the event the investments do not mature or are otherwise disposed of at a price less than par.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.

Investments in Affiliates - During the period ended September 30, 2009, certain Funds invested in a money market fund which is managed by JNAM.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.

The following table details each Fund's long-term investments in affiliates held at September 30, 2009.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 2,004	$ 1,712	$ 494	$ 39	$ (392)	$ 3,260

The following table details cash management and securities lending collateral investments in affiliates held at September 30, 2009.  Dividend income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and not reflected in this table.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions for these investments during the period ended September 30, 2009.

						Securities Lending Cash		Securities Lending
	JNL Money Market Fund					Collateral Fund LLC		Liquidating Fund LLC
	Value	Amortized	Value		Value	Amortized	Value	Amortized	Value
	Beginning	Cost End	End	Dividend	Beginning	Cost End	End	Cost End	End
Fund	of Period	of Period	of Period	Income	of Period*	of Period	of Period	of Period	of Period
JNL/Mellon Capital Management DowSM 10 Fund	$ 1,284	$ 7	$ 7	$ 2	24,093	$ 62,256	$ 62,256	$ 2,022	$ 2,009
JNL/Mellon Capital Management S&P® 10 Fund	1,420	52	52	2	10,112	35,537	35,537	193	191
JNL/Mellon Capital Management Global 15 Fund	581	17	17	1	53,612	65,572	65,572	2,792	2,774
JNL/Mellon Capital Management Nasdaq® 25 Fund	160	1,360	1,360	1	6,346	22,342	22,342	3,081	3,061
JNL/Mellon Capital Management Value Line® 30 Fund	1,655	3,292	3,292	5	28,942	155,235	155,235	12,228	12,148
JNL/Mellon Capital Management DowSM Dividend Fund	992	242	242	2	33,209	53,132	53,132	14,057	13,966
JNL/Mellon Capital Management S&P® 24 Fund	94	3,339	3,339	2	-	20,010	20,010	-	-
JNL/Mellon Capital Management 25 Fund	-	156	156	1	58,990	87,486	87,486	3,755	3,731
JNL/Mellon Capital Management Select Small-Cap Fund	1,264	1,830	1,830	2	78,532	59,062	59,062	28,980	28,792
JNL/Mellon Capital Management JNL 5 Fund	6,330	1,071	1,071	15	409,353	433,077	433,077	218,845	217,423
JNL/Mellon Capital Management VIP Fund	744	1,951	1,951	2	22,583	44,654	44,654	15,020	14,922
JNL/Mellon Capital Management JNL Optimized 5 Fund	1,019	1,515	1,515	2	16,373	72,647	72,647	9,243	9,183
JNL/Mellon Capital Management S&P® SMid 60 Fund	184	2,929	2,929	4	10,541	36,705	36,705	5,007	4,974
JNL/Mellon Capital Management NYSE® International 25 Fund	106	577	577	1	10,790	13,152	13,152	8,376	8,322
JNL/Mellon Capital Management Communications Sector Fund	83	318	318	-	5,091	5,509	5,509	2,503	2,487
JNL/Mellon Capital Management Consumer Brands Sector Fund	53	146	146	-	1,574	6,600	6,600	770	765
JNL/Mellon Capital Management Financial Sector Fund	699	686	686	3	12,007	31,570	31,570	5,777	5,739
JNL/Mellon Capital Management Healthcare Sector Fund	491	643	643	1	2,709	20,452	20,452	1,252	1,244
JNL/Mellon Capital Management Oil & Gas Sector Fund	23,383	2,800	2,800	11	9,120	85,481	85,481	4,429	4,400
JNL/Mellon Capital Management Technology Sector Fund	116	3,786	3,786	5	2,059	46,029	46,029	963	957

*At the beginning of the period, the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC were held in one investment, the Mellon GSL DBT II Collateral Fund.  See Securities Loaned note for further discussion of securities lending transactions during the period.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

Financial Accounting Standards Board (“FASB”) Topic 820, “Fair Value Measurements and Disclosure” - This topic establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or investments in mutual funds or securities lending collateral funds valued at NAV.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes valuations for securities lending collateral valued at a price other than NAV, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Level 3 valuations include securities that are priced based on broker quotes, halted, restricted to resale due to market events or for which reliable quotes are not available.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as credit quality and ratings, issuer news, trading characteristics; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models. The Funds held no Level 3 securities at December 31, 2008 or September 30, 2009.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund's investments in securities and other financial instruments as of September 30, 2009 by valuation level.  Major security categories for which all securities are Level 1 values are aggregated and not disclosed by each security category in the table.  Security categories for these investments are detailed in each Fund's Schedule of Investments.  Major security categories for which securities are Level 2 or Level 3 valuations are disclosed by security category in the table and include all valuation levels in the security category.

Assets as of September 30, 2009 by level:
Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund
Investments for which all valuations are Level 1	$ 325,021	$ -	$ -	$ 325,021
Short-Term Securities	62,263	2,009	-	64,272
Fund Total	$ 387,284	$ 2,009	$ -	$ 389,293
JNL/Mellon Capital Management S&P® 10 Fund
Investments for which all valuations are Level 1	$ 301,418	$ -	$ -	$ 301,418
Short-Term Securities	35,589	191	-	35,780
Fund Total	$ 337,007	$ 191	$ -	$ 337,198
JNL/Mellon Capital Management Global 15 Fund
Investments for which all valuations are Level 1	$ 572,056	$ -	$ -	$ 572,056
Short-Term Securities	65,589	2,774	-	68,363
Fund Total	$ 637,645	$ 2,774	$ -	$ 640,419
JNL/Mellon Capital Management Nasdaq® 25 Fund
Investments for which all valuations are Level 1	$ 101,137	$ -	$ -	$ 101,137
Short-Term Securities	23,702	3,061	-	26,763
Fund Total	$ 124,839	$ 3,061	$ -	$ 127,900
JNL/Mellon Capital Management Value Line® 30 Fund
Investments for which all valuations are Level 1	$ 575,917	$ -	$ -	$ 575,917
Short-Term Securities	158,527	12,148	-	170,675
Fund Total	$ 734,444	$ 12,148	$ -	$ 746,592
JNL/Mellon Capital Management DowSM Dividend Fund
Investments for which all valuations are Level 1	$ 230,231	$ -	$ -	$ 230,231
Short-Term Securities	53,374	13,966	-	67,340
Fund Total	$ 283,605	$ 13,966	$ -	$ 297,571
JNL/Mellon Capital Management S&P® 24 Fund	$ 100,145	$ -	$ -	$ 100,145
JNL/Mellon Capital Management 25 Fund
Investments for which all valuations are Level 1	$ 381,905	$ -	$ -	$ 381,905
Short-Term Securities	87,642	3,731	-	91,373
Fund Total	$ 469,547	$ 3,731	$ -	$ 473,278
JNL/Mellon Capital Management Select Small-Cap Fund
Investments for which all valuations are Level 1	$ 306,222	$ -	$ -	$ 306,222
Short-Term Securities	60,892	28,792	-	89,684
Fund Total	$ 367,114	$ 28,792	$ -	$ 395,906
JNL/Mellon Capital Management JNL 5 Fund
Investments for which all valuations are Level 1	$ 3,431,749	$ -	$ -	$ 3,431,749
Short-Term Securities	434,148	217,423	-	651,571
Fund Total	$ 3,865,897	$ 217,423	$ -	$ 4,083,320

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
September 30, 2009

FASB Topic 820 "Fair Value Measurements and Disclosure" (continued)
	Assets as of September 30, 2009 by level:
	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management VIP Fund
Investments for which all valuations are Level 1	$ 292,730	$ -	$ -	$ 292,730
Common Stocks - Energy	12,586	2,440	-	15,026
Short-Term Securities	46,605	14,922	-	61,527
Fund Total	$ 351,921	$ 17,362	$ -	$ 369,283
JNL/Mellon Capital Management JNL Optimized 5 Fund
Investments for which all valuations are Level 1	$ 409,398	$ -	$ -	$ 409,398
Common Stocks - Energy	9,119	4,281	-	13,400
Short-Term Securities	74,162	9,183	-	83,345
Fund Total	$ 492,679	$ 13,464	$ -	$ 506,143
JNL/Mellon Capital Management S&P® SMid 60 Fund
Investments for which all valuations are Level 1	$ 146,485	$ -	$ -	$ 146,485
Short-Term Securities	39,634	4,974	-	44,608
Fund Total	$ 186,119	$ 4,974	$ -	$ 191,093
JNL/Mellon Capital Management NYSE® International 25 Fund
Investments for which all valuations are Level 1	$ 33,962	$ -	$ -	$ 33,962
Common Stocks - Financials	52,033	8,620	-	60,653
Common Stocks - Information Technology	-	2,268	-	2,268
Short-Term Securities	13,729	8,322	-	22,051
Fund Total	$ 99,724	$ 19,210	$ -	$ 118,934
JNL/Mellon Capital Management Communications Sector Fund
Investments for which all valuations are Level 1	$ 33,410	$ -	$ -	$ 33,410
Short-Term Securities	5,827	2,487	-	8,314
Fund Total	$ 39,237	$ 2,487	$ -	$ 41,724
JNL/Mellon Capital Management Consumer Brands Sector Fund
Investments for which all valuations are Level 1	$ 31,250	$ -	$ -	$ 31,250
Short-Term Securities	6,746	765	-	7,511
Fund Total	$ 37,996	$ 765	$ -	$ 38,761
JNL/Mellon Capital Management Financial Sector Fund
Investments for which all valuations are Level 1	$ 146,437	$ -	$ -	$ 146,437
Short-Term Securities	32,256	5,739	-	37,995
Fund Total	$ 178,693	$ 5,739	$ -	$ 184,432
JNL/Mellon Capital Management Healthcare Sector Fund
Investments for which all valuations are Level 1	$ 132,488	$ -	$ -	$ 132,488
Short-Term Securities	21,095	1,244	-	22,339
Fund Total	$ 153,583	$ 1,244	$ -	$ 154,827
JNL/Mellon Capital Management Oil & Gas Sector Fund
Investments for which all valuations are Level 1	$ 441,494	$ -	$ -	$ 441,494
Short-Term Securities	88,281	4,400	-	92,681
Fund Total	$ 529,775	$ 4,400	$ -	$ 534,175
JNL/Mellon Capital Management Technology Sector Fund
Investments for which all valuations are Level 1	$ 204,657	$ -	$ -	$ 204,657
Short-Term Securities	49,815	957	-	50,772
Fund Total	$ 254,472	$ 957	$ -	$ 255,429

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
September 30, 2009

Federal Income Tax Matters - As of September 30, 2009, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S federal income tax purposes were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management Nasdaq® 25 Fund	$ 124,717	$ 10,605	$ (7,422)	$ 3,183
JNL/Mellon Capital Management Value Line® 30 Fund	753,665	45,178	(52,251)	(7,073)
JNL/Mellon Capital Management DowSM Dividend Fund	337,043	26,992	(66,464)	(39,472)
JNL/Mellon Capital Management S&P® 24 Fund	100,509	5,702	(6,066)	(364)
JNL/Mellon Capital Management 25 Fund	384,439	109,443	(20,604)	88,839
JNL/Mellon Capital Management Select Small-Cap Fund	361,059	44,872	(10,025)	34,847
JNL/Mellon Capital Management JNL 5 Fund	4,304,196	464,396	(685,272)	(220,876)
JNL/Mellon Capital Management VIP Fund	358,659	40,567	(29,943)	10,624
JNL/Mellon Capital Management JNL Optimized 5 Fund	483,188	73,704	(50,749)	22,955
JNL/Mellon Capital Management S&P® SMid 60 Fund	165,148	32,476	(6,531)	25,945
JNL/Mellon Capital Management NYSE® International 25 Fund	114,542	20,866	(16,474)	4,392
JNL/Mellon Capital Management Communications Sector Fund	52,872	1,403	(12,551)	(11,148)
JNL/Mellon Capital Management Consumer Brands Sector Fund	40,500	3,270	(5,009)	(1,739)
JNL/Mellon Capital Management Financial Sector Fund	190,691	25,929	(32,188)	(6,259)
JNL/Mellon Capital Management Healthcare Sector Fund	178,674	5,219	(29,066)	(23,847)
JNL/Mellon Capital Management Oil & Gas Sector Fund	582,291	39,986	(88,102)	(48,116)
JNL/Mellon Capital Management Technology Sector Fund	239,870	28,346	(12,787)	15,559

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures.  Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 25, 2009

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.